UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Total Return Fund
Class A:
GTRAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$94	0.88%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	9.10%	-2.71%	0.60%
Class A without sales charges	12.76%	-2.07%	0.94%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	A
NASDAQ	GTRAX
CUSIP	74439A103
MF169EA

PGIM Global Total Return Fund
Class C:
PCTRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$173	1.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of
fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.95%	-2.81%	0.20%
Class C without sales charges	11.95%	-2.81%	0.20%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	C
NASDAQ	PCTRX
CUSIP	74439A301
MF169EC

PGIM Global Total Return Fund
Class Z:
PZTRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$67	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.22%	-1.83%	1.21%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	Z
NASDAQ	PZTRX
CUSIP	74439A400
MF169EZ

PGIM Global Total Return Fund
Class R2:
PGTOX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$115	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.64%	-2.26%	-0.28% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	-0.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R2
NASDAQ	PGTOX
CUSIP	74439A863
MF169ER2

PGIM Global Total Return Fund
Class R4:
PGTSX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$88	0.83%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.92%	-2.02%	-0.03% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	-0.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R4
NASDAQ	PGTSX
CUSIP	74439A855
MF169ER4

PGIM Global Total Return Fund
Class R6:
PGTQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$57	0.53%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.
MF169ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	13.28%	-1.73%	1.23%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R6
NASDAQ	PGTQX
CUSIP	74439A509
MF169ER6

PGIM Global Total Return (USD Hedged) Fund
Class A:
PHEAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class A	$97	0.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.
MF238EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	8.60%	-0.61%	1.39% (12/12/2017)
Class A without sales charges	12.24%	0.04%	1.88% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	A
NASDAQ	PHEAX
CUSIP	74439A707
MF238EA

PGIM Global Total Return (USD Hedged) Fund
Class C:
PHECX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class C	$176	1.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.
MF238EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	10.54%	-0.71%	1.12% (12/12/2017)
Class C without sales charges	11.54%	-0.71%	1.12% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	C
NASDAQ	PHECX
CUSIP	74439A806
MF238EC

PGIM Global Total Return (USD Hedged) Fund
Class Z:
PHEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class Z	$71	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.
MF238EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	12.66%	0.29%	2.13% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	Z
NASDAQ	PHEZX
CUSIP	74439A871
MF238EZ

PGIM Global Total Return (USD Hedged) Fund
Class R6:
PHEQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class R6	$64	0.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.
MF238ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.71%	0.37%	2.21% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	R6
NASDAQ	PHEQX
CUSIP	74439A889
MF238ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $119,785 and $112,890, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report below)

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary.	1
PGIM Global Total Return Fund	4
PGIM Global Total Return (USD Hedged) Fund	110
Notes to Financial Statements	169

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—China Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BTP—Buoni del Tesoro Poliennali

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDX—Credit Derivative Index

CF—CF Secured, LLC

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IG—Investment Grade

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

N/A—Not Applicable

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

PGIM Global Total Return Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 11.5%

Canada 0.2%

Evergreen Credit Card Trust,
Series 2024-CRT04, Class C, 144A	5.640%	10/16/28		5,600	$5,585,218
Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	360	256,578

					5,841,796

Cayman Islands 2.0%

Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.964(c)	07/18/30		2,302	2,308,846
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.881(c)	04/30/31		7,292	7,296,965
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.040(c)	02/20/31		2,000	2,000,000
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/31		769	769,663
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.698(c)	07/15/31		5,750	5,751,545
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.168(c)	10/15/34		15,000	15,012,345
OZLM Ltd.,
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.929(c)	04/20/31		1,604	1,607,985
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.494(c)	05/07/31		2,783	2,783,558
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.094(c)	05/07/31		6,500	6,512,621
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31		1,737	1,737,482

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.108%(c)	07/15/31		8,500	$8,515,137
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30		82	81,544

					54,377,691

Ireland 6.4%

Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.956(c)	04/25/34	EUR	4,000	4,339,811
Ares European CLO DAC,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.434(c)	04/15/30	EUR	8,000	8,698,283
BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.779(c)	04/15/31	EUR	9,990	10,792,957
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.391(c)	05/25/34	EUR	20,000	21,643,516
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.234(c)	01/15/34	EUR	23,000	25,023,264
Carlyle Euro CLO DAC,
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.231(c)	03/15/32	EUR	19,044	20,640,590
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.234(c)	01/15/34	EUR	15,000	16,319,725
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	11,585,272
Hayfin Emerald CLO DAC,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.649(c)	11/17/32	EUR	18,390	20,003,785

See Notes to Financial Statements.

PGIM Global Total Return Fund 5

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.986%(c)	04/25/34	EUR	5,000		$5,425,205
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000		31,381,422

						175,853,830

Spain 0.1%

LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.541(c)	11/25/60	EUR	309		323,957
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	2,505		2,095,014

						2,418,972

United Kingdom 1.0%

Apidos CLO Ltd.,
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	10/26/37		25,000		25,004,400
NewDay Funding,
Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	6.610(c)	03/15/32	GBP	2,600		3,382,827

						28,387,227

United States 1.8%

Ally Bank Auto Credit-Linked Notes,
Series 2024-B, Class E, 144A	6.678	09/15/32		4,000		3,998,116
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.740(c)	08/25/32		104		102,541
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	7.702(c)	08/25/32		77		76,340

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class D, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.907%(c)	12/26/31	772	$774,238
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	1,290	1,287,868
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	5.452(c)	05/25/33	335	330,880
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.332(c)	01/25/34	360	348,234
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,255,214
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59	288	290,147
Huntington Bank Auto Credit-Linked Notes,
Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.455(c)	10/20/32	3,200	3,200,000
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	348	355,984
Series 2020-02, Class R, 144A	31.355	02/25/28	256	258,955
Series 2021-01, Class F, 144A	4.280	09/25/28	46	46,115
Series 2021-01, Class R, 144A	28.348	09/25/28	1,830	1,987,011
Series 2021-02, Class F, 144A	4.393	12/26/28	600	598,843
Series 2021-03, Class F, 144A	3.694	02/26/29	600	594,937
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	576,411
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	577	552,166
Series 2019-A, Class R, 144A	0.000	10/25/48	1,427	380,944
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,050,778
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	24	23,591
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	5.752(c)	04/25/34	664	641,330
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	5.832(c)	02/25/33	49	49,081

See Notes to Financial Statements.

PGIM Global Total Return Fund 7

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950%	11/14/28		1,300	$1,277,467
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		1,300	1,341,098
Series 2023-02A, Class D, 144A	7.520	09/15/36		3,700	3,836,481
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		1,655	1,659,226
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44		6,359	6,300,972
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		315	316,863
Santander Bank NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		1,300	1,297,549
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27		850	824,498
Series 2021-AA, Class R, 144A	0.000	08/15/28		6	305,933
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31		500	518,307
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		954	927,553
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,796	3,647,889
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		686	685,774
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		520	521,222
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		5,914	5,848,765
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.059(c)	01/17/31		749	748,849

					48,838,170

TOTAL ASSET-BACKED SECURITIES (cost $338,721,789)					315,717,686

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,334	916,814

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United Kingdom 0.5%

Taurus DAC,
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.580%(c)	05/17/31	GBP	546	$702,119
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.730(c)	08/17/31	GBP	5,126	6,600,284
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.080(c)	08/17/31	GBP	4,636	5,921,296

					13,223,699

United States 3.2%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	763,535
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	743,535
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,282,760
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	5.856(c)	11/15/29	CAD	7,100	5,100,481
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,177	9,121,284
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.246(cc)	05/10/47		12,585	126
Series 2016-GC37, Class XB, IO	0.679(cc)	04/10/49		33,868	242,221
Series 2016-P04, Class XB, IO	1.311(cc)	07/10/49		9,100	168,067
Series 2017-P08, Class A2	3.109	09/15/50		1,767	1,727,986
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.214(cc)	08/10/47		50,000	500
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51		40	38,889
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		500	474,064
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	7.585(c)	11/15/38		13,584	13,490,797
FHLMC Multifamily Structured Pass-Through Certificates,
Series K043, Class X1, IO	0.489(cc)	12/25/24		9,039	251
Series K049, Class X1, IO	0.542(cc)	07/25/25		35,915	97,393
Series K052, Class X1, IO	0.617(cc)	11/25/25		5,196	26,966

See Notes to Financial Statements.

PGIM Global Total Return Fund 9

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K053, Class X1, IO	0.863%(cc)	12/25/25	42,605	$283,336
Series K054, Class X1, IO	1.140(cc)	01/25/26	28,445	310,269
Series K058, Class X1, IO	0.902(cc)	08/25/26	38,000	527,784
Series K090, Class X1, IO	0.707(cc)	02/25/29	22,626	605,251
Series K111, Class X1, IO	1.569(cc)	05/25/30	29,120	2,032,630
Series K113, Class X1, IO	1.379(cc)	06/25/30	117,950	7,248,726
Series K114, Class X1, IO	1.114(cc)	06/25/30	74,967	3,823,270
Series K116, Class X1, IO	1.419(cc)	07/25/30	48,618	3,063,463
Series K121, Class X1, IO	1.019(cc)	10/25/30	125,240	5,905,602
Series KG03, Class X1, IO	1.372(cc)	06/25/30	100,398	6,005,365
Series Q001, Class XA, IO	2.097(cc)	02/25/32	5,311	355,113
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.182(cc)	06/10/47	35,000	112,766
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	833
Series 2014-GC26, Class XB, IO	0.254(cc)	11/10/47	56,483	565
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,156,962
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,070,196
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	1,919,581
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,695,531
Series 2020-HR08, Class XB, IO	0.856(cc)	07/15/53	54,413	2,378,545
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.018(c)	03/15/36	1,500	1,437,187
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.925(cc)	07/15/48	24,000	304,690
Series 2016-LC24, Class XB, IO	0.974(cc)	10/15/49	20,910	337,481
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	6.768(c)	05/15/31	1,800	1,755,000

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.318%(c)	05/15/31		1,700	$1,644,750
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.418(c)	05/15/31		2,200	2,123,000

					87,376,751

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $111,162,951)					101,517,264

CORPORATE BONDS 44.0%

Brazil 0.8%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,284	11,425,664
Gtd. Notes	6.625	01/16/34	GBP	7,100	8,907,038
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,585,618
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	202,038

					23,120,358

Bulgaria 0.5%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	13,000	13,078,780

Canada 0.7%

Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	51,961
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,509	1,525,976
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		275	286,215
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		428	428,535
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,151,800
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,151,684
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,572,406

See Notes to Financial Statements.

PGIM Global Total Return Fund 11

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650%	01/15/32		1,340	$1,121,021
Sr. Unsec’d. Notes	3.750	02/15/52		955	677,982
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	5.437(c)	03/31/25(oo)		500	385,000
Methanex Corp.,
Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,496,250
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	5,710,920
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,485,277
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	484,699
Royal Bank of Canada,
Sr. Unsec’d. Notes, EMTN	3.650	03/10/26	CNH	3,000	427,970

					19,957,696

Chile 0.1%

Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		3,010	2,990,284

China 0.6%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,307,885
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		732	718,388
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,952,533
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,347,586
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	552,046
Gtd. Notes	3.400	05/01/30		725	666,630

					16,545,068

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Denmark 0.2%

Danske Bank A/S,
Sr. Non-Preferred Notes, 144A	1.621%(ff)	09/11/26		4,645	$4,504,355
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25		1,095	1,091,403

					5,595,758

France 1.6%

Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000	01/17/34	EUR	2,400	2,555,621
Banque Federative du Credit Mutuel SA,
Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,318,932
BNP Paribas SA,
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	236,665
BPCE SA,
Sr. Non-Preferred Notes, Series 3	0.989	07/12/28	JPY	300,000	1,941,261
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	570,296
Credit Agricole SA,
Sr. Non-Preferred Notes, 144A	6.316(ff)	10/03/29		1,980	2,068,517
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	242,334
Eutelsat SA,
Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	4,175	4,644,536
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,152,282
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	1,000	964,337
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,796,495
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,424,737
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,218,327
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	848,530
Sr. Non-Preferred Notes, EMTN	3.500	07/09/26	CNH	32,000	4,513,644
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,824,947
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	141,720
Sogecap SA,
Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	4,666,023
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	5,584,691

					43,713,895

See Notes to Financial Statements.

PGIM Global Total Return Fund 13

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany 1.3%

Deutsche Bahn Finance GmbH,
Gtd. Notes, Series CB	1.600%(ff)	07/18/29(oo)	EUR	4,200	$4,054,908
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	550,179
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,640,091
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,460,709
Hamburg Commercial Bank AG,
Sub. Notes, EMTN, SOFR + 0.667%	5.538(c)	03/21/31		8,160	7,751,832
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	12,355,916

					35,813,635

Hong Kong 0.5%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,300	9,416,662
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,823,267
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	563,567
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	707,295

					12,510,791

Hungary 0.3%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	103,065
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,716,101
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,530	5,490,787

					9,309,953

Iceland 0.2%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.188(c)	07/24/26	EUR	5,600	5,971,521

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India 0.7%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	12,350	$13,110,766
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	6,396,455

					19,507,221

Indonesia 0.5%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,452,650
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	6,911,461
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	3,536	3,813,591

					13,177,702

Israel 0.6%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	510,672
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,076,977
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,441,183
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,073,244

					17,102,076

Italy 0.6%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.875	04/30/29		4,200	4,299,888
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,731,326
Ferrovie dello Stato Italiane SpA,
Sr. Unsec’d. Notes, EMTN	3.750	04/14/27	EUR	700	773,355
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,255,523
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,252,454
UniCredit SpA,
Sr. Preferred Notes, 144A	1.982(ff)	06/03/27		8,485	8,076,116

					17,388,662

See Notes to Financial Statements.

PGIM Global Total Return Fund 15

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Jamaica 0.4%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $38; purchased 11/14/23)^(f)	0.000%	12/31/30		385	$28,696
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,419; purchased 11/14/23)^(f)	0.000	12/31/30		2	1,931
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	0.000	12/31/30		237	1,613
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,620,925; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		8,209	8,260,443
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $856,250; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		1,305	1,208,454

					9,501,137

Japan 0.1%

Nomura International Funding Pte Ltd.,
Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,413,747

Luxembourg 0.8%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,761,099
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	9,778,333
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,308,305
Logicor Financing Sarl,
Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	4,448,112
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	1,896,675
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	2,744,611

					22,937,135

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,179,093

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 1.9%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000%	09/29/36		9,960	$8,863,603
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	370,044
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,610,580
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	1,900	1,907,587
Gtd. Notes	5.350	02/12/28		50	43,714
Gtd. Notes	5.950	01/28/31		1,050	905,225
Gtd. Notes	6.500	03/13/27		178	174,670
Gtd. Notes	6.700	02/16/32		100	88,547
Gtd. Notes	6.840	01/23/30		4,050	3,689,307
Gtd. Notes	6.875	10/16/25		100	100,178
Gtd. Notes	9.500	09/15/27		1,000	1,045,570
Gtd. Notes	9.500	09/15/27		6,379	6,510,280
Gtd. Notes	10.000	02/07/33		1,990	2,068,426
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,300	5,318,282
Gtd. Notes, EMTN	4.875	02/21/28	EUR	16,500	17,100,960
Gtd. Notes, EMTN	6.750	09/21/47		28	20,047

					50,817,020

Netherlands 0.3%

ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,870,122
Sub. Notes, 144A, MTN	4.750	07/28/25		500	497,349
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,831,703
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	229,480

					8,428,654

Norway 0.1%

Equinor ASA,
Gtd. Notes	6.800	01/15/28		2,140	2,276,412

See Notes to Financial Statements.

PGIM Global Total Return Fund 17

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Peru 0.0%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875%	07/05/34		83	$82,323
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	3.439(s)	06/02/25		540	528,726

					611,049

Philippines 0.3%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,820,165
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,976,208

					8,796,373

Poland 0.4%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	4,930,662
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	500	450,921
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	5,029,093
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	300	324,844
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	700	777,072

					11,512,592

Qatar 0.3%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,899,535
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,919,680
Gtd. Notes, EMTN	3.800	06/17/25	CNH	1,010	143,083
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	188,009
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	162,094

					9,312,401

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,474,631
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,154,475

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia (cont’d.)

Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000%	06/29/27(d)		1,410	$824,850
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	3,647,733

					10,101,689

Saudi Arabia 0.0%

Gaci First Investment Co.,
Gtd. Notes, EMTN	5.125	06/11/29	GBP	130	166,789

Singapore 0.0%

DBS Group Holdings Ltd.,
Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,252,289

Slovenia 0.5%

United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,522,251
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	213,878
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	106,622
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	6,857,698

					12,700,449

South Africa 0.5%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,348,312
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,985,000

					13,333,312

South Korea 0.8%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,696,912
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	853,059
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	709,129
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	950,582

See Notes to Financial Statements.

PGIM Global Total Return Fund 19

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Korea (cont’d.)

Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310%	04/28/32	SEK	80,000	$6,873,113
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,090,690

					21,173,485

Spain 0.7%

Adif Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,464,646
Banco Santander SA,
Sub. Notes	2.749	12/03/30		600	514,596
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	11,354,516
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	461	496,306

					17,830,064

Supranational Bank 0.5%

African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	263,814
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,102,968
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	860,597
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	29,868
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,150
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	3,856
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,489,352
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	231,586
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,044,726
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,041,618
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,252,865

					12,388,400

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Switzerland 1.2%

UBS AG,
Sr. Unsec’d. Notes, EMTN	3.550%	05/27/31	CNH	120,000	$17,150,151
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,337,900
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	869,625
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,027,350

					32,385,026

United Arab Emirates 0.8%

ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	3,000,000	192,043
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,462,097
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,449,427
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	5,440	6,663,878
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	1,009,872
Sr. Unsec’d. Notes, EMTN	4.050	09/24/25	CNH	2,400	342,016
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,600	1,433,393
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,168	1,433,620
Sr. Unsec’d. Notes, EMTN	3.150	01/29/26	CNH	55,290	7,836,095
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	306,957

					22,129,398

United Kingdom 1.8%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,511,381
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,725,277
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,291,734
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	650,665
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,350	2,985,815
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	8,053,569

See Notes to Financial Statements.

PGIM Global Total Return Fund 21

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

British American Tobacco PLC,
Jr. Sub. Notes, Series 5.25	3.000%(ff)	09/27/26(oo)	EUR	8,300	$8,812,548
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750	06/03/27	EUR	6,897	7,179,617
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,203,726
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	4,955,343
HSBC Holdings PLC,
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,285,641
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	142,087
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	1,845,172
Lloyds Banking Group PLC,
Sub. Notes	4.582	12/10/25		2,250	2,232,078

					49,874,653

United States 22.9%

3M Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + (0.088)%	4.665(c)	12/21/40		1,425	1,401,436
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	632,105
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	588,605
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	524,601
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,536,265
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		1,460	1,349,609
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	3,014,416
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	1,342	1,417,390
American Medical Systems Europe BV,
Gtd. Notes	3.375	03/08/29	EUR	5,400	5,923,954
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		1,425	1,391,199
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		579	687,324

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	12/31/28		1,825	$1,862,409
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,388,318
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		5,782	5,781,304
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	78,967
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,296,486
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,200,511
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	102,002
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,216,244
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,027,326
Sr. Unsec’d. Notes, Series H, MTN, 3 Month SOFR + 0.162%	5.242(c)	11/27/40		519	506,459
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	689,856
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.665(c)	06/30/38		1,092	1,070,297
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		400	320,982
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	697,600
Gtd. Notes, 144A	5.000	02/15/29		175	100,625
Gtd. Notes, 144A	5.250	01/30/30		5,500	3,025,000
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,080,000
Gtd. Notes, 144A	6.250	02/15/29		400	247,500
Gtd. Notes, 144A	7.000	01/15/28		375	247,500
Gtd. Notes, 144A	9.000	12/15/25		100	98,054
Sr. Sec’d. Notes, 144A	4.875	06/01/28		575	442,750
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,363,708
Gtd. Notes	7.250	10/15/29		1,600	1,626,259
Becton Dickinson & Co.,
Gtd. Notes	3.828	06/07/32	EUR	4,100	4,548,227
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	14,155,196
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	596,544
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,672,028

See Notes to Financial Statements.

PGIM Global Total Return Fund 23

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Boeing Co. (The),
Sr. Unsec’d. Notes	3.250%	02/01/35		480	$382,217
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,546,587
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		3,000	2,974,744
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,590,672
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,967,672
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		500	468,625
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		9,781	8,159,688
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,631,000
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,150	4,058,405
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28		2,475	2,646,963
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.375	05/29/25	EUR	3,900	4,242,225
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,473,958
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	627,431
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		7,675	7,327,084
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		695	447,453
Sr. Sec’d. Notes	6.384	10/23/35		17	16,996
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	664,404
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	763,777
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	3.555(c)	09/21/27		1,500	1,441,630
Gtd. Notes, MTN, SOFR + 0.100%	4.942(c)	10/20/57		885	860,222
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	18,606,759
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,399,127
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,644,636

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.500%	08/16/30	GBP	7	$9,360
Sub. Notes	5.827(ff)	02/13/35		1,230	1,240,512
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,755	1,723,955
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	637,201
Gtd. Notes, 144A	7.375	05/01/33		395	397,969
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%	4.560(c)	04/04/45		1,300	1,289,683
Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%	5.083(c)	08/22/42		485	479,653
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,111,598
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,829,253
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		2,075	1,773,849
Sr. Unsec’d. Notes	5.375	11/15/27		1,800	1,760,728
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	978,960
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,034,816
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		425	432,255
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	23,705
Sec’d. Notes, 144A (original cost $10,000; purchased 10/03/24)(f)	5.375	08/15/26(d)		1,000	6,757
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		575	381,908
Gtd. Notes	7.375	07/01/28		475	347,832
Gtd. Notes	7.750	07/01/26		4,950	4,182,138
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,300	1,368,569
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		166	166,000

See Notes to Financial Statements.

PGIM Global Total Return Fund 25

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400%	05/15/39		88	$117,665
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,934,800
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,035,232
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,005,287
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,311,055
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		2,000	1,969,560
Gtd. Notes, 144A	5.500	02/01/26		650	649,033
Gtd. Notes, 144A	5.875	02/01/29		600	599,726
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		25	23,346
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,869,119
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	198,226
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	328,314
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	6,050	6,632,924
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,228,296
General Electric Co.,
Sr. Unsec’d. Notes, Series A, MTN	0.000(cc)	10/16/38		400	392,736
General Mills, Inc.,
Sr. Unsec’d. Notes	3.650	10/23/30	EUR	8,200	9,084,861
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,350	2,496,093
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,830,023
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,040,658
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,492,378
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,308,425
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	133,667
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,238,744
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	64,873
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.807(c)	06/30/25	EUR	2,227	2,371,548

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.488%(c)	08/12/25	EUR	3,216	$3,477,879
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,778,672
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap N/A, Floor 0.000%)	5.277(c)	11/30/24		40	39,920
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $19,079,706; purchased 05/18/21)^(f)	7.230(c)	05/31/25(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,247,010
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,302,789
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,045,571
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,728,077
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,451,552
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.034(c)	09/15/30		600	599,904
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,575	5,286,822
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,944,040
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	5.125	02/01/28		1,373	1,369,682
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,701,078
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes	5.078	10/01/54		2,990	2,932,079
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	23,369,378
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,316,109
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	1,990,603

See Notes to Financial Statements.

PGIM Global Total Return Fund 27

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

JPMorgan Chase Financial Co. LLC, (cont’d.)
Gtd. Notes, EMTN	3.500%	07/27/28	CNH	38,000	$5,475,703
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,703,329
Kimco Realty OP LLC,
Gtd. Notes(a)	2.250	12/01/31		4,160	3,481,360
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	13,373
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	69,631
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,510,623
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		200	171,052
Sr. Sec’d. Notes, 144A	10.500	04/15/29		4,042	4,505,577
Sr. Sec’d. Notes, 144A	10.500	05/15/30		775	849,002
Sr. Sec’d. Notes, 144A	11.000	11/15/29		5,202	5,870,040
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50		90	66,640
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	2,743,595
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	72,781
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,684,896
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	409,081
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,538,497
Medtronic, Inc.,
Gtd. Notes	3.650	10/15/29	EUR	11,300	12,592,104
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,842,649
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,597,676
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,185,662
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	10,313,719
Sr. Unsec’d. Notes	4.654(ff)	10/18/30		1,685	1,662,681
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		5,575	5,623,690
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	14,644,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	137,967

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.500%(cc)	09/25/43	MXN	33,900	$277,264
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	5,600	6,165,106
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,571,222
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,093,743
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	109,994
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,029,815
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,636,069
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,350,996
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	707,262
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	287,310
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	501,159
National City Bank,
Sr. Unsec’d. Notes, 1 Month LIBOR + (0.320)% (Cap N/A, Floor 0.000%)	4.990(c)	07/03/37		803	789,318
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	210,810
Gtd. Notes, 144A	6.000	01/15/27		735	732,154
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		365	366,976
Sr. Unsec’d. Notes	6.625	05/15/32		185	185,668
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	717,718
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	36,206
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		1,500	1,320,311
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		5,600	5,821,280
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	757,947
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,725	1,572,858
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	682,014
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		1,942	1,855,397

See Notes to Financial Statements.

PGIM Global Total Return Fund 29

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000%	04/15/27		1,825	$1,875,510
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32		400	404,980
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%	4.908(c)	12/15/54		587	583,157
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	40,660	5,717,122
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,678,437
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,660,629
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,503,242
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,211,259
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,172,045
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	439,438
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,087,624
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	7,991,750
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		685	694,128
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		9	8,443
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,399,922
Sprint LLC,
Gtd. Notes	7.625	02/15/25		300	300,403
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,075	1,993,913
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,595,566
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,722,282
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	169,567
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	633,007
Sr. Sec’d. Notes	4.625	06/15/28		275	266,033
Sr. Sec’d. Notes	5.125	11/01/27		455	451,326
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,197,596

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375%	07/15/33		2,065	$2,318,436
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		82	71,293
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	802,183
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	17,020,989
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	5.116(c)	08/09/47		3,414	3,321,278
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,684,385
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	909,687
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	221,704
Gtd. Notes	3.875	02/15/31		391	354,836
Gtd. Notes(a)	4.875	01/15/28		3,115	3,046,444
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,313,838
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		1,555	1,554,346
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,535,168
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	909,088
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	561,636
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,935,578
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,299,738
Gtd. Notes	4.000	06/22/50		3,240	2,237,324
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,925,546
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,675,675
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,924,228
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,475,731
Wachovia Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	5.133(c)	11/27/40		511	507,344
Warnermedia Holdings, Inc.,
Gtd. Notes	4.054	03/15/29		30	28,028

See Notes to Financial Statements.

PGIM Global Total Return Fund 31

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Warnermedia Holdings, Inc., (cont’d.)
Gtd. Notes	5.050%	03/15/42		4,355	$3,479,573
Gtd. Notes	5.141	03/15/52		2,770	2,086,077
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,689,529
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.601(c)	07/06/46		450	439,133
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	935,135
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,987,786
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 0.012%	4.943(c)	06/12/48		175	173,289
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		6,615	6,682,788
Welltower OP LLC,
Gtd. Notes	2.800	06/01/31		5,060	4,457,020
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	9,377,253
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		820	862,338
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32		735	762,906

					627,815,359

TOTAL CORPORATE BONDS
(cost $1,305,280,222)					1,205,719,926

FLOATING RATE AND OTHER LOANS 0.8%

Jamaica 0.0%

Digicel International Finance Ltd.,
Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27		445	443,158

United Kingdom 0.8%

CD&R Firefly Bidco Ltd.,
Facility B6 Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	2,200	2,834,662
EG Finco Ltd.,
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.146(c)	04/30/27	EUR	14,588	15,302,796

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

United Kingdom (cont’d.)

WSH Services Holdings Ltd.,
Term Facility B2, SONIA + 5.500%	10.453%(c)	05/16/31	GBP	375	$483,786
Zegona Holdco Ltd.,
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	7.886(c)	07/17/29	EUR	2,325	2,540,083

					21,161,327

United States 0.0%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27		250	244,167
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		656	692,720
First Lien Term Loan, 1 Month SOFR + 10.100%	14.944(c)	05/25/26		110	94,201
Second Lien Term Loan	8.176	08/24/26		7,155	20,305
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29		194	198,367
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30		196	199,557

					1,449,317

TOTAL FLOATING RATE AND OTHER LOANS
(cost $27,304,750)					23,053,802

MUNICIPAL BOND 0.2%

Louisiana

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B
(cost $4,900,000)	12.000	12/01/34		4,900	4,937,358

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.4%

United States

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.855(c)	07/01/26		2,114	2,116,164

See Notes to Financial Statements.

PGIM Global Total Return Fund 33

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.257%(c)	09/25/31	731	$732,120
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	960	937,279
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	10/25/41	1,000	1,026,527
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.407(c)	10/25/41	117	117,590
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.007(c)	12/25/41	340	348,500
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	03/25/42	1,200	1,246,356
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.557(c)	07/25/43	170	175,817
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	10/25/43	380	390,098
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.557(c)	07/25/44	250	251,192
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.442(cc)	03/25/59	1,750	1,741,380
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	10/25/33	297	297,616
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.307(c)	04/25/34	3,500	3,560,218
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857(c)	09/26/33	645	648,124

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.157%(c)	11/25/41	260	$267,933
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.857(c)	11/25/41	1,440	1,447,162
Fannie Mae REMIC,
Series 2012-107, Class GI, IO	3.500	09/25/27	661	12,024
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.857(c)	12/25/50	400	432,435
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.857(c)	11/25/50	595	669,850
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.507(c)	01/25/34	806	809,250
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.257(c)	10/25/41	320	329,436
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	10/25/41	100	100,319
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.657(c)	11/25/41	830	836,748
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	09/25/41	150	153,657
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.957(c)	09/25/41	3,350	3,377,160
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.207(c)	12/25/41	2,350	2,372,043
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.707(c)	01/25/42	300	303,000

See Notes to Financial Statements.

PGIM Global Total Return Fund 35

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357%(c)	01/25/42	100	$101,813
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.257(c)	02/25/42	700	715,806
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	05/25/42	300	312,375
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500	02/15/43	3,818	637,250
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	8,977	8,888,900
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.657(c)	01/25/34	3,156	3,190,196
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	1,500	1,502,276
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.602(c)	01/25/48	390	382,024
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.907(c)	10/25/33	59	58,562
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.457(c)	04/25/34	331	331,315
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.757(c)	04/25/34	700	711,419
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.357(c)	05/25/33	5,641	5,696,796
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.206(c)	03/29/27	5,202	5,238,062

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957%(c)	09/27/28		4,570	$4,572,512
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.557(c)	11/25/31		4,397	4,499,606
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		725	725,599
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		3,271	3,227,240

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $64,830,946)					65,491,749

SOVEREIGN BONDS 29.4%

Andorra 0.0%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	727,108
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	380,775

					1,107,883

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330(cc)	12/31/33(d)	JPY	493,254	511,304
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,347,124
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	46,849
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,199
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	61,640	63,896

					1,970,372

Austria 0.1%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	276	197,126
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,213	1,739,597

					1,936,723

See Notes to Financial Statements.

PGIM Global Total Return Fund 37

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil 0.6%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333%	02/15/28		16,729	$16,713,516
Brazilian Government International Bond,
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	506,120

					17,219,636

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,575,299

Canada 0.4%

Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	510,118
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,788,963
Province of Alberta,
Unsec’d. Notes	3.050	12/01/48	CAD	3,500	2,057,106
Province of British Columbia,
Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,684,383
Province of Manitoba,
Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,775,081
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,892,757
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,155,439

					11,863,847

Chile 0.1%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	505,000	503,510
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,906,509
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	220,813

					2,630,832

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China 2.1%

China Government Bond,
Sr. Unsec’d. Notes	2.390%	03/15/29	CNH	500	$71,208
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	569,929
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	291,328
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,226,813
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,568,051
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	55,500	9,150,521
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	12,325,144
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,504,436
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,509,446
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	537,938
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,662,494
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,951,616
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	589,387

					58,958,311

Colombia 2.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,642,400
Sr. Unsec’d. Notes	8.375	02/15/27		3,279	3,452,820
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	5,194,786
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,144,650
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	51,972,576

					63,407,232

Cyprus 0.8%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,001,376
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,636,890
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,772,406
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,815,238

					21,225,910

Czech Republic 0.2%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,161,024

See Notes to Financial Statements.

PGIM Global Total Return Fund 39

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Denmark 0.1%

Denmark Government Bond,
Bonds	0.250%	11/15/52	DKK	5,000	$413,131
Bonds	0.500	11/15/27	DKK	12,110	1,688,310
Bonds	0.500	11/15/29	DKK	4,300	580,571
Bonds	1.750	11/15/25	DKK	3,520	511,312
Bonds	4.500	11/15/39	DKK	1,800	330,479

					3,523,803

Egypt 0.2%

Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	740,486
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,332,780

					5,073,266

Finland 0.0%

Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,119,853

France 1.2%

Agence France Locale,
Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,469,045
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	4,500	4,181,802
Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,353,991
French Republic Government Bond OAT,
Bonds, Series 51Y, 144A(k)	0.500	05/25/72	EUR	100	38,997
SFIL SA,
Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	4,000	4,300,436

					32,344,271

Germany 0.0%

State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	23,068

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 3.1%

Hellenic Republic Government Bond,
Bonds	4.300%	02/24/25	EUR	29	$29,930
Bonds	4.300	02/24/26	EUR	52	54,720
Bonds	4.300	02/24/27	EUR	99	105,612
Bonds	4.300	02/24/28	EUR	64	68,965
Bonds	4.300	02/24/29	EUR	194	216,245
Bonds	4.300	02/24/30	EUR	501	531,441
Bonds	4.300	02/24/31	EUR	169	178,021
Bonds	4.300	02/24/32	EUR	158	165,724
Bonds	4.300	02/24/33	EUR	46	47,477
Bonds	4.300	02/24/34	EUR	95	98,558
Bonds	4.300	02/24/35	EUR	199	203,179
Bonds	4.300	02/24/36	EUR	131	132,479
Bonds	4.300	02/24/37	EUR	157	156,215
Bonds	4.300	02/24/38	EUR	268	265,617
Bonds	4.300	02/24/39	EUR	319	312,498
Bonds	4.300	02/24/40	EUR	378	423,819
Bonds	4.300	02/24/41	EUR	300	336,503
Bonds	4.300	02/24/42	EUR	923	1,035,504
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	56,882,474
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,636,707
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	12,330,580
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,470,868

					85,683,136

Hong Kong 0.1%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,257,168

Hungary 0.4%

Hungary Government Bond,
Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	1,929,069
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,101,719
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	4,176	3,832,687

See Notes to Financial Statements.

PGIM Global Total Return Fund 41

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary (cont’d.)

Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000%	05/16/29	EUR	3,600	$4,198,589

					11,062,064

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	7,118,865

Indonesia 1.8%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,587,615
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	8,283,726
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	9,021,037
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,803,517
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,463,396
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,430,094

					49,589,385

Israel 0.2%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,758,798
State of Israel,
Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,543,590

					6,302,388

Italy 2.5%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	628	671,479
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	556,844
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	286,797
Sr. Unsec’d. Notes, Series 11Y	3.850	02/01/35	EUR	1,185	1,313,535
Sr. Unsec’d. Notes, Series 26Y, 144A	3.350	03/01/35	EUR	1,285	1,370,894
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,132,130
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,195	6,126,850

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Region of Lombardy,
Sr. Unsec’d. Notes	5.804%	10/25/32		2,695	$2,581,173
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	3.396(c)	03/26/31	EUR	708	781,652
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,834,247
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1	1,456
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,942,498
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,573,730
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	1,963,403
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,479,546
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,498,842
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		3,300	3,017,803
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		1,492	1,048,123
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		5,900	6,036,481
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.787(c)	05/11/26	EUR	3,000	3,230,436

					68,447,919

Japan 0.2%

Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	2,154,118
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,536,209

					4,690,327

Malta 0.1%

Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	793,495
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,302,336

					3,095,831

See Notes to Financial Statements.

PGIM Global Total Return Fund 43

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico 0.8%

Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125%	01/17/30	EUR	10,100	$9,482,529
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,052,744
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,291,514
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	753,063
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	320,449
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,779,387
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	971,967

					21,651,653

Montenegro 0.0%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	812,704

New Zealand 0.2%

New Zealand Government Bond,
Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,216,457

Norway 0.1%

Norway Government Bond,
Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	1,906,207

Panama 0.6%

Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	296,156
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	15,345,541

					15,641,697

Peru 0.5%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	6,000	1,628,340
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,056,069
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,297,512

					12,981,921

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines 1.0%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700%	02/03/29	EUR	5,365	$5,221,198
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,221,577
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	849,750
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,091,300
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,176,781
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,715,852

					27,276,458

Poland 0.2%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	229,742
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	250,568
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	189,873
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	241,785
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	239,531
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	233,500
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,334,910
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	239,835
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	227,888
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	219,739
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	195,058
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	251,472
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	232,110
Bonds, Series 1025	5.022(s)	10/25/25	PLN	1,000	240,332
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	232,605
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	737,945

					5,296,893

Portugal 0.1%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	404,635
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	297,126
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	500	409,787

See Notes to Financial Statements.

PGIM Global Total Return Fund 45

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)

Regiao Autonoma Madeira,
Sr. Unsec’d. Notes	1.141%	12/04/34	EUR	1,000	$857,849

					1,969,397

Romania 0.8%

Romania Government Bond,
Bonds, Series 04Y	3.500	11/25/25	RON	500	106,665
Bonds, Series 04Y	7.200	10/28/26	RON	500	111,195
Bonds, Series 04Y	7.200	05/31/27	RON	500	111,401
Bonds, Series 05Y	3.250	06/24/26	RON	500	104,533
Bonds, Series 05Y	4.250	04/28/36	RON	500	86,586
Bonds, Series 05Y	6.300	04/25/29	RON	500	107,514
Bonds, Series 06Y	8.750	10/30/28	RON	500	117,423
Bonds, Series 07Y	2.500	10/25/27	RON	500	98,288
Bonds, Series 07Y	4.850	04/22/26	RON	500	107,474
Bonds, Series 07Y	8.000	04/29/30	RON	500	115,077
Bonds, Series 08Y	4.150	01/26/28	RON	500	102,415
Bonds, Series 08Y	4.850	07/25/29	RON	500	101,293
Bonds, Series 08Y	7.350	04/28/31	RON	500	111,628
Bonds, Series 10Y	4.150	10/24/30	RON	500	95,569
Bonds, Series 10Y	5.000	02/12/29	RON	500	102,770
Bonds, Series 10Y	6.700	02/25/32	RON	500	107,699
Bonds, Series 10Y	7.200	10/30/33	RON	500	111,630
Bonds, Series 10Y	8.250	09/29/32	RON	500	117,860
Bonds, Series 11Y	7.100	07/31/34	RON	500	110,042
Bonds, Series 15Y	3.650	09/24/31	RON	500	90,368
Bonds, Series 15Y	4.750	10/11/34	RON	500	92,542
Bonds, Series 15Y	5.800	07/26/27	RON	500	107,958
Bonds, Series 15Y	7.900	02/24/38	RON	500	118,121
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,275,885
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,062,746
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,149,167
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,819,936
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,054,715
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,787,231
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	932,746
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	923,913

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.125%	03/11/39	EUR	2,966	$2,661,670
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	731,288

					20,835,348

Saudi Arabia 0.5%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	14,012,803

Serbia 1.1%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	5,867,731
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,448,644
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	16,693,106

					30,009,481

Slovakia 0.1%

Slovakia Government Bond,
Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,703,472

Slovenia 0.1%

Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	91,374
Slovenia Government International Bond,
Bonds	5.000	09/19/33		3,200	3,224,576

					3,315,950

South Africa 0.1%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	2,200	2,372,111

See Notes to Financial Statements.

PGIM Global Total Return Fund 47

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Korea 0.0%

Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700%	12/02/24	IDR	40,000	$2,543
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	635,814

					638,357

Spain 2.2%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	684,955
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,181,057
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,867,311
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,786,486
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,529,371
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,969,812
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	6,950,174
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,269,060
Spain Government Bond Coupon Strips,
Sr. Unsec’d. Notes	0.320(s)	01/31/33	EUR	2,100	1,794,594
Bonds	0.449(s)	07/30/29	EUR	438	419,016
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,434,226
Sr. Unsec’d. Notes	0.958(s)	01/31/35	EUR	168	130,959
Sr. Unsec’d. Notes	1.027(s)	01/31/36	EUR	168	125,459
Sr. Unsec’d. Notes	1.078(s)	01/31/37	EUR	168	120,954
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	636,184
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	608,159
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	259,710
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	582,732
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	169,240
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	161,814
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	158,658
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	153,414
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	148,456
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	143,561
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	138,733
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	133,858
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	124,551
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	119,099

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes, Series CAC	1.623%(s)	07/30/52	EUR	300	$116,250
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	108,396
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	100,959
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	96,293
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	88,064
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	84,580
Sr. Unsec’d. Notes, Series CAC	1.782(s)	07/30/58	EUR	300	85,063
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	78,543
Sr. Unsec’d. Notes, Series CAC	1.851(s)	07/30/60	EUR	300	78,151
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	74,563
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	70,231
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	68,204
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	65,266
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	62,685
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	62,416
Spain Government Bond Principal Strips,
Sr. Unsec’d. Notes	0.794(s)	07/30/41	EUR	1,700	1,007,543
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	20,957,043

					61,005,853

Sweden 0.2%

Svensk Exportkredit AB,
Sr. Preferred Notes, EMTN	3.375	08/30/30	EUR	1,700	1,909,518
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	57,540
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	63,787
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,023,380
Sweden Government Bond,
Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,077,630

					4,131,855

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	474,694

See Notes to Financial Statements.

PGIM Global Total Return Fund 49

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Arab Emirates 0.2%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625%	01/17/31	EUR	2,000	$2,178,894
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	3,922,009

					6,100,903

United Kingdom 2.2%

HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	600,947
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	824,370
United Kingdom Gilt,
Bonds(k)	0.875	01/31/46	GBP	100	61,872
Bonds(k)	1.125	01/31/39	GBP	100	82,463
Bonds(k)	1.250	10/22/41	GBP	100	77,205
Bonds(k)	1.250	07/31/51	GBP	100	60,097
Bonds(k)	1.500	07/22/47	GBP	100	70,098
Bonds(k)	1.625	10/22/71	GBP	100	55,954
Bonds(k)	1.750	01/22/49	GBP	100	72,599
Bonds(k)	1.750	07/22/57	GBP	100	64,913
Bonds(k)	2.500	07/22/65	GBP	100	77,199
Bonds(k)	3.250	01/22/44	GBP	100	103,585
Bonds	3.500	07/22/68	GBP	100	99,749
Bonds(k)	3.750	07/22/52	GBP	100	107,210
Bonds	4.000	01/22/60	GBP	100	111,412
Bonds(k)	4.250	03/07/36	GBP	300	378,205
Bonds(k)	4.250	09/07/39	GBP	180	221,478
Bonds(k)	4.250	12/07/40	GBP	100	121,967
Bonds(k)	4.250	12/07/46	GBP	4,475	5,290,374
Bonds(k)	4.250	12/07/49	GBP	100	117,469
Bonds	4.250	12/07/55	GBP	100	116,492
Bonds(k)	4.500	06/07/28	GBP	40,700	52,750,365
Bonds(k)	4.500	12/07/42	GBP	100	124,453
Bonds(k)	4.750	12/07/38	GBP	100	130,513

					61,720,989

Uruguay 0.0%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	578,106

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Vietnam 1.2%

Vietnam Government International Bond,
Sec’d. Notes, Series 30Y	5.500%(cc)	03/12/28		35,786	$33,996,510

TOTAL SOVEREIGN BONDS
(cost $935,896,287)					807,038,232

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	15,000	19,710,597
Sri Lanka Government AID Bond
U.S. Gov’t. Gtd. Notes, Series 1, 3 Month LIBOR + 0.300%^	5.861(c)	11/01/24	USD	250	249,875

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $24,484,354)					19,960,472

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	98,925
U.S. Treasury Bonds	1.250	05/15/50		1,000	502,344
U.S. Treasury Bonds	1.375	08/15/50		1,000	517,031
U.S. Treasury Bonds	1.625	11/15/50		1,000	552,656
U.S. Treasury Bonds	1.875	02/15/51		1,000	589,219
U.S. Treasury Bonds	1.875	11/15/51		1,000	585,313
U.S. Treasury Bonds	2.000	02/15/50		1,000	613,438
U.S. Treasury Bonds	2.000	08/15/51		1,000	605,469
U.S. Treasury Bonds(k)	2.250	05/15/41		545	400,405
U.S. Treasury Bonds	2.250	08/15/49		1,000	651,875
U.S. Treasury Bonds	2.250	02/15/52		1,000	642,031
U.S. Treasury Bonds	2.375	11/15/49		1,000	669,531
U.S. Treasury Bonds	2.375	05/15/51		1,000	664,375
U.S. Treasury Bonds(h)	2.875	05/15/49		3,000	2,233,594
U.S. Treasury Bonds	2.875	05/15/52		1,000	738,750
U.S. Treasury Bonds(h)	3.000	02/15/49		3,000	2,288,437
U.S. Treasury Bonds	3.000	08/15/52		1,000	758,438
U.S. Treasury Bonds	3.625	02/15/53		1,000	858,125
U.S. Treasury Bonds	3.625	05/15/53		1,000	858,906
U.S. Treasury Bonds	4.000	11/15/52		1,000	918,750
U.S. Treasury Bonds(h)	4.125	08/15/44		21,410	20,101,983
U.S. Treasury Bonds(h)	4.125	08/15/53		1,000	939,687
U.S. Treasury Bonds(h)	4.250	02/15/54		1,000	961,406
U.S. Treasury Bonds(h)	4.625	05/15/54		1,000	1,023,281

See Notes to Financial Statements.

PGIM Global Total Return Fund 51

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds(h)	4.750%	11/15/53	3,260	$3,399,059
U.S. Treasury Notes(k)	1.500	11/30/28	55	49,552
U.S. Treasury Notes	1.750	03/15/25	325	321,699
U.S. Treasury Notes(k)	1.875	02/15/32	1,615	1,376,787
U.S. Treasury Notes(k)	2.875	05/15/32	2,035	1,855,984
U.S. Treasury Notes(a)	3.500	09/30/26	11,220	11,083,694
U.S. Treasury Notes(a)(k)	3.500	09/30/29	35,622	34,606,217
U.S. Treasury Notes(k)	3.875	12/31/27	1,025	1,017,312
U.S. Treasury Notes(h)(k)	3.875	08/15/34	56,000	54,180,000
U.S. Treasury Notes	4.000	02/15/34	2,400	2,348,625
U.S. Treasury Notes	4.500	11/15/33	3,535	3,594,653
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	85	64,102
U.S. Treasury Strips Coupon	1.888(s)	08/15/29	345	281,674
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	800	488,844
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	800	379,719

TOTAL U.S. TREASURY OBLIGATIONS
(cost $157,187,537)				153,821,890

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.3%

United States

PGIM AAA CLO ETF
(cost $7,319,579)(wa)			143,700	7,368,936

COMMON STOCKS 0.2%

Jamaica 0.0%

Digicel International Finance Ltd.
(original cost $71,768; purchased 01/29/24 - 01/30/24)*^(f)			59,495	149,333

Spain 0.0%

Codere Group Topco SA (Class A1 Stock)*^			17,640	479,698
Codere Group Topco SA (Class A2 Stock)*^			8,212	223,315

				703,013

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States 0.2%

Expand Energy Corp.	36,731	$3,111,850
Ferrellgas Partners LP (Class B Stock)^	2,731	485,466

		3,597,316

TOTAL COMMON STOCKS
(cost $901,626)		4,449,662

PREFERRED STOCKS 0.0%

Jamaica 0.0%

Digicel International Finance Ltd.
(original cost $37,850; purchased 01/26/24 - 01/29/24)*^(f)
	6,287	68,559

United States 0.0%

Citigroup Capital XIII
11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	4,000	121,160
Ferrellgas Escrow LLC
8.956%, Maturing 03/30/31^	633	633,000

		754,160

TOTAL PREFERRED STOCKS
(cost $777,180)		822,719

	Units

WARRANTS* 0.0%

Spain

Codere Group Topco SA (Spain), expiring 09/30/34^ (cost $815)	21	228

TOTAL LONG-TERM INVESTMENTS
(cost $2,978,768,036)		2,709,899,924

See Notes to Financial Statements.

PGIM Global Total Return Fund 53

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description			Shares	Value
SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)			6,258,778	$6,258,778
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $39,964,868; includes $39,904,369 of cash collateral for securities on loan)(b)(wa)			39,984,860	39,964,868

TOTAL AFFILIATED MUTUAL FUNDS
(cost $46,223,646)				46,223,646

			Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills
(cost $12,595,008)	4.672%	07/10/25	13,000	12,624,649

OPTIONS PURCHASED*~ 0.0%
(cost $263,058)				374,044

TOTAL SHORT-TERM INVESTMENTS
(cost $59,081,712)				59,222,339

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.9%
(cost $3,037,849,748)				2,769,122,263

OPTIONS WRITTEN*~ (0.0)%
(premiums received $293,193)				(315,419)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.9%
(cost $3,037,556,555)				2,768,806,844
Liabilities in excess of other assets(z) (0.9)%				(25,955,842)

NET ASSETS 100.0%				$2,742,851,002

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,891,778 and 1.2% of net assets.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,114,649; cash collateral of $39,904,369 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $31,132,105. The aggregate value of $26,730,430 is 1.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	120,450	$41,942
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	80,300	51,152

Total OTC Traded (cost $176,058)							$93,094

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.900%	72,755	$27,756

See Notes to Financial Statements.

PGIM Global Total Return Fund 55

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/ 4.900%	72,755	$1,656
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/ 4.900%	3.84%(A)	72,755	176,276
CDX.EM.42.V1, 12/20/29	Put	MSI	01/15/25	0.97%	CDX.EM.42.V1(Q)	1.00%(Q)	20,000	75,262

Total OTC Swaptions (cost $87,000)								$280,950

Total Options Purchased (cost $263,058)								$374,044

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	120,450	$(7,555)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	80,300	(12,733)

Total OTC Traded (premiums received $46,574)							$(20,288)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.900%	2.52%(A)	145,510	$(25,376)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/ 4.900%	3.24%(A)	145,510	(300)
CDX.NA.IG.43.V1, 12/20/29	Call	GSI	11/20/24	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	60,000	(7,019)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	11/20/24	0.50%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	186,340	(49,645)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	01/15/25	0.50%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	60,000	(35,239)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/ 4.900%	145,510	$(136,859)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	60,000	(40,693)

Total OTC Swaptions (premiums received $246,619)								$(295,131)

Total Options Written (premiums received $293,193)								$(315,419)

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
5,825	1 Day Interbank Deposit	Dec. 2028	$13,071,965	$(131,083)
5	1 Day Interbank Deposit	Dec. 2029	11,211	(118)
1,500	1 Day Interbank Deposit	Dec. 2030	3,350,343	(43,268)
5	1 Day Interbank Deposit	Dec. 2031	11,123	(131)
1,425	1 Day Interbank Deposit	Dec. 2032	3,158,669	(34,705)
5	1 Day Interbank Deposit	Dec. 2033	11,010	(87)
367	2 Year U.S. Treasury Notes	Dec. 2024	75,581,930	(344,582)
585	5 Year U.S. Treasury Notes	Dec. 2024	62,732,112	(940,526)
119	10 Year U.S. Treasury Notes	Dec. 2024	13,145,781	(85,070)
23	30 Year Euro Buxl	Dec. 2024	3,311,416	(69,072)
100	Bloomberg IG Duration-Hedged Credit	Dec. 2024	10,287,500	98,067
119	Euro Schatz Index	Dec. 2024	13,790,777	(14,337)
18	Euro-BTP Italian Government Bond	Dec. 2024	2,340,729	(45,284)
555	Euro-OAT	Dec. 2024	75,257,398	(978,455)
1,931	Japanese Yen Currency	Dec. 2024	159,621,288	(8,876,674)

				(11,465,325)

Short Positions:
754	3 Month CME SOFR	Dec. 2024	179,499,125	(246,430)
81	3 Month CME SOFR	Mar. 2025	19,363,050	106,871
145	3 Month CME SOFR	Jun. 2025	34,776,438	185,244
349	3 Month CME SOFR	Sep. 2025	83,895,238	144,097
349	3 Month CME SOFR	Dec. 2025	84,004,300	143,331
19	3 Month CME SOFR	Mar. 2026	4,576,150	(25,447)
19	3 Month CME SOFR	Jun. 2026	4,577,338	(22,821)

See Notes to Financial Statements.

PGIM Global Total Return Fund 57

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
593	5 Year Euro-Bobl	Dec. 2024	$76,210,974	$628,671
1,370	10 Year Euro-Bund	Dec. 2024	196,410,667	2,696,449
232	10 Year U.S. Ultra Treasury Notes	Dec. 2024	26,390,000	(83,694)
3	20 Year U.S. Treasury Bonds	Dec. 2024	353,906	2,808
107	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	13,441,875	53,433
1,470	British Pound Currency	Dec. 2024	118,344,188	2,649,003
482	Euro Currency	Dec. 2024	65,612,250	1,490,324

				7,721,839

				$(3,743,486)

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/21/25	CITI	AUD	36,970	$24,726,800	$24,345,722	$—	$(381,078)
British Pound,
Expiring 01/21/25	DB	GBP	1,264	1,644,686	1,630,010	—	(14,676)
Expiring 01/21/25	MSI	GBP	13,931	18,130,165	17,958,929	—	(171,236)
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	24,492	17,801,760	17,641,811	—	(159,949)
Chilean Peso,
Expiring 12/18/24	GSI	CLP	1,149,859	1,218,898	1,195,628	—	(23,270)
China Yuan,
Expiring 12/18/24	JPM	CNY	353,761	50,171,772	50,013,322	—	(158,450)
Chinese Renminbi,
Expiring 12/18/24	BOA	CNH	21,493	3,057,293	3,027,864	—	(29,429)
Expiring 12/18/24	GSI	CNH	24,912	3,544,391	3,509,478	—	(34,913)
Expiring 12/18/24	MSI	CNH	269,916	38,205,113	38,025,117	—	(179,996)
Czech Koruna,
Expiring 01/21/25	CITI	CZK	18,779	810,577	808,632	—	(1,945)
Danish Krone,
Expiring 01/21/25	GSI	DKK	15,166	2,222,238	2,221,449	—	(789)
Euro,
Expiring 01/21/25	JPM	EUR	18,871	20,509,968	20,601,217	91,249	—
Hungarian Forint,
Expiring 01/21/25	BNP	HUF	278,170	752,297	737,984	—	(14,313)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/18/24	MSI	IDR	145,033,000	$9,373,235	$9,216,769	$—	$(156,466)
Israeli Shekel,
Expiring 12/18/24	CITI	ILS	17,431	4,660,758	4,673,634	12,876	—
Japanese Yen,
Expiring 01/21/25	GSI	JPY	3,821,930	25,932,966	25,430,397	—	(502,569)
Malaysian Ringgit,
Expiring 12/18/24	BARC	MYR	52,331	12,150,267	11,970,155	—	(180,112)
Mexican Peso,
Expiring 12/18/24	CITI	MXN	33,514	1,710,759	1,660,936	—	(49,823)
Expiring 12/18/24	MSI	MXN	21,638	1,107,152	1,072,376	—	(34,776)
Norwegian Krone,
Expiring 01/21/25	HSBC	NOK	10,657	985,897	969,119	—	(16,778)
Polish Zloty,
Expiring 01/21/25	DB	PLN	3,336	842,281	831,074	—	(11,207)
Singapore Dollar,
Expiring 12/18/24	CITI	SGD	9,382	7,218,761	7,120,377	—	(98,384)
South Korean Won,
Expiring 12/18/24	MSI	KRW	46,863,353	35,256,148	34,153,960	—	(1,102,188)
Swiss Franc,
Expiring 01/21/25	HSBC	CHF	10,107	11,845,611	11,813,549	—	(32,062)
Thai Baht,
Expiring 12/18/24	SSB	THB	293,289	8,747,067	8,720,514	—	(26,553)

				$302,626,860	$299,350,023	104,125	(3,380,962)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	HSBC	BRL	12,002	$2,158,252	$2,074,582	$83,670	$—
British Pound,
Expiring 01/21/25	CITI	GBP	2,655	3,412,766	3,422,827	—	(10,061)
Canadian Dollar,
Expiring 01/21/25	CITI	CAD	4,017	2,889,833	2,893,501	—	(3,668)
Expiring 01/21/25	HSBC	CAD	6,119	4,456,592	4,407,503	49,089	—
Chinese Renminbi,
Expiring 12/18/24	BOA	CNH	39,440	5,547,451	5,556,249	—	(8,798)
Expiring 12/18/24	DB	CNH	27,535	3,870,605	3,879,135	—	(8,530)

See Notes to Financial Statements.

PGIM Global Total Return Fund 59

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/18/24	GSI	CNH	19,994	$2,872,457	$2,816,692	$55,765	$—
Euro,
Expiring 01/21/25	BARC	EUR	111,416	122,332,222	121,629,225	702,997	—
Expiring 01/21/25	BNYM	EUR	7,309	7,973,934	7,979,294	—	(5,360)
Expiring 01/21/25	CITI	EUR	7,265	7,913,878	7,930,764	—	(16,886)
Expiring 01/21/25	GSI	EUR	111,416	121,729,795	121,629,224	100,571	—
Expiring 01/21/25	JPM	EUR	755	832,069	824,000	8,069	—
Expiring 01/21/25	JPM	EUR	452	497,552	493,024	4,528	—
Expiring 01/21/25	SCB	EUR	1,115	1,210,225	1,216,716	—	(6,491)
Expiring 01/21/25	SSB	EUR	72,672	80,132,805	79,333,944	798,861	—
Israeli Shekel,
Expiring 12/18/24	CITI	ILS	7,325	1,954,036	1,963,807	—	(9,771)
Mexican Peso,
Expiring 12/18/24	JPM	MXN	59,757	2,984,355	2,961,497	22,858	—
Expiring 12/18/24	MSI	MXN	59,757	2,949,985	2,961,499	—	(11,514)
Swedish Krona,
Expiring 01/21/25	BNP	SEK	38,328	3,717,327	3,613,783	103,544	—
Expiring 01/21/25	CITI	SEK	40,757	3,825,246	3,842,724	—	(17,478)

				$383,261,385	$381,429,990	1,929,952	(98,557)

						$2,034,077	$(3,479,519)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$391,613	$327	$391,286	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	62,545	327	62,218	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(55,920)	327	(56,247)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	375,683	327	375,356	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(85,931)	491	(86,422)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	220,043	1,472	218,571	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	75,837	327	75,510	GSI

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	$(6,952)	$327	$(7,279)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(93,536)	818	(94,354)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(160,955)	1,472	(162,427)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	2,000	923,634	327	923,307	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(120,701)	981	(121,682)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	352,248	1,145	351,103	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(121,107)	1,308	(122,415)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	71,009	327	70,682	GSI
Republic of Peru	12/20/29	1.000%(Q)	3,000	(29,688)	491	(30,179)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(58,750)	491	(59,241)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	356,362	1,472	354,890	GSI
Republic of Turkey	12/20/29	1.000%(Q)	9,000	642,668	1,472	641,196	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(56,437)	327	(56,764)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	(1,303)	327	(1,630)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	100,150	1,472	98,678	GSI

				$2,780,512	$16,355	$2,764,157

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.679%	$(2,903,285)	$(65,411)	$(2,837,874)	GSI

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

PGIM Global Total Return Fund 61

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$1,004,505	$998,706	$5,799	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(122,762)	(63,483)	(59,279)	JPM
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	191,019	4,258	186,761	BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	344,275	304,636	39,639	GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	851,469	1,006,036	(154,567)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	2,018,289	2,585,583	(567,294)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	233,328	208,697	24,631	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	139,997	208,036	(68,039)	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	831,007	1,012,021	(181,014)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(127,065)	(55,340)	(71,725)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(66,369)	72,606	(138,975)	BNP
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,000	(3,988)	2,715	(6,703)	MSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		1,000	(797)	544	(1,341)	BARC
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	253,160	352,292	(99,132)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	117,259	157,113	(39,854)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	547,636	764,116	(216,480)	BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	168,334	222,294	(53,960)	BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(110,589)	(53,928)	(56,661)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(155,345)	(115,991)	(39,354)	BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(50,107)	10,682	(60,789)	BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(6,168)	12,969	(19,137)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(32,284)	—	(32,284)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,885	293	(1,675)	1,968	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,630	97	(557)	654	BARC

					$6,025,194	$7,632,330	$(1,607,136)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.090%	$140,990	$106,040	$34,950	DB
Bank of America Corp.	12/20/25	1.000%(Q)		3,340	0.289%	30,395	27,244	3,151	GSI
BNP Paribas SA	12/20/24	1.000%(Q)	EUR	3,600	0.192%	8,924	4,459	4,465	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		3,340	0.239%	32,273	27,620	4,653	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	2.266%	(227,143)	(227,979)	836	CITI
DP World PLC	12/20/24	1.000%(Q)		2,000	0.678%	3,214	252	2,962	BARC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.084%	2,423	101	2,322	CITI
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.425%	(89,202)	(148)	(89,054)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	13.929%	(1,837,237)	(2,310,469)	473,232	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.302%	43,910	(10,610)	54,520	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.470%	146,080	11,212	134,868	CITI
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		1,000	0.684%	1,600	345	1,255	BARC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.147%	453,804	380,540	73,264	CITI
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.057%	70,759	(12,107)	82,866	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.057%	53,389	(11,310)	64,699	JPM
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.057%	11,711	2,730	8,981	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	1.350%	(104,112)	(117,300)	13,188	JPM
Morgan Stanley	12/20/25	1.000%(Q)		3,340	0.254%	31,701	27,244	4,457	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.593%	244,930	154,298	90,632	JPM

See Notes to Financial Statements.

PGIM Global Total Return Fund 63

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	12/20/24	1.000%(Q)		1,000	0.234%	$2,217	$568	$1,649	CITI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.993%	1,303	(24,907)	26,210	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.497%	20,326	16,640	3,686	BARC
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.097%	123,815	40,384	83,431	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.267%	51,194	12,737	38,457	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.091%	8,603	4,446	4,157	BOA
Republic of France	06/20/34	0.250%(Q)		6,850	0.494%	(130,550)	(145,468)	14,918	CITI
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.074%	40,532	1,392	39,140	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.092%	67,359	22,435	44,924	MSI
Republic of Italy	12/20/24	1.000%(Q)		5,145	0.076%	12,530	6,682	5,848	BARC
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.200%	58,347	(53,618)	111,965	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.659%	21,940	(19,452)	41,392	BARC
Republic of Italy	12/20/33	1.000%(Q)		50,000	1.032%	(59,726)	(1,239,707)	1,179,981	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	1.105%	(9,929)	(8,692)	(1,237)	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	1.105%	(9,930)	(8,693)	(1,237)	CITI
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.970%	24,209	40,887	(16,678)	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.845%	18,186	5,162	13,024	CITI
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.207%	55,084	(98,060)	153,144	DB

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.207%	$267,211	$200,571	$66,640	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.207%	10,022	(330)	10,352	BNP
Republic of South Africa	06/20/31	1.000%(Q)		3,000	2.366%	(222,570)	(252,978)	30,408	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	1.081%	2,956	(4,518)	7,474	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	1.854%	(26,079)	(45,172)	19,093	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.204%	70,272	47,151	23,121	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	4,885	0.189%	1,999	1,066	933	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,710	0.189%	700	498	202	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,630	0.189%	667	353	314	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	3,320	0.242%	1,170	1,620	(450)	BARC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.247%	20,619	3,240	17,379	BOA
UBS Group AG	12/20/24	1.000%(Q)	EUR	5,000	0.165%	12,603	6,320	6,283	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	6,100	0.186%	28,524	20,261	8,263	GSI
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.127%	27,083	13,963	13,120	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.165%	166,303	120,092	46,211	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.607%	36,892	2,018	34,874	GSI

						$(287,709)	$(3,280,947)	$2,993,238

See Notes to Financial Statements.

PGIM Global Total Return Fund 65

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$1,770,536	$6,538,841	$(4,768,305)	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	1.302%	$(1,770,536)	$(4,667,058)	$2,896,522	MSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/4.900%	SCB	01/10/27	$(148,134)	$—	$(148,134)

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/4.637%	$(662,060)	$(959,192)	$(297,132)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/4.637%	96,875	(764,441)	(861,316)
AUD	24,750	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/4.637%	(1,897,310)	(2,240,781)	(343,471)
AUD	2,485	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/4.637%	(167,887)	(242,287)	(74,400)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/4.637%	—	(1,508,759)	(1,508,759)
CAD	51,805	04/03/25	0.970%(S)	1 Day CORRA(2)(S)/3.840%	159,599	(532,803)	(692,402)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/3.840%	(21,039)	(43,919)	(22,880)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/3.840%	(65,330)	84,949	150,279

See Notes to Financial Statements.

PGIM Global Total Return Fund 67

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/3.840%	$141,442	$59,470	$(81,972)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/3.840%	(1,955)	(6,474)	(4,519)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/0.949%	(40,840)	(153,663)	(112,823)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/0.949%	(559)	(32,336)	(31,777)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/0.949%	—	(168,495)	(168,495)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/0.949%	(3,229)	9,985	13,214
CHF	390	03/20/34	1.258%(A)	1 Day SARON(2)(A)/0.949%	—	31,048	31,048
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/5.250%	—	(63,140)	(63,140)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/5.250%	—	(134,128)	(134,128)
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	11	40,821	40,810
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	44,408	44,408
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(3)	158,500	158,503

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$(4)	$5,112	$5,116
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	3	9,060	9,057
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(42)	4,057	4,099
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	5	13,836	13,831
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(10)	68,105	68,115
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(27)	152,974	153,001
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(10)	52,269	52,279
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(29)	174,138	174,167
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	142	333,362	333,220
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	393,270	393,270

See Notes to Financial Statements.

PGIM Global Total Return Fund 69

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$(145)	$318,446	$318,591
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(35)	94,297	94,332
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	121,672	121,672
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(399)	816,096	816,495
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	15,425	15,425
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	769,150	1,971,376	1,202,226
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	266,787	266,787
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	494,409	494,409
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/2.930%	(1)	(52,262)	(52,261)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/2.930%	7	(29,846)	(29,853)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/2.930%	3	(6,902)	(6,905)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/2.930%	$—	$(57,381)	$(57,381)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/2.930%	—	(13,498)	(13,498)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(9,772,897)	(9,772,897)
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/3.155%	—	(598,263)	(598,263)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.155%	(8,813)	(4,084,506)	(4,075,693)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/3.155%	(428,030)	(462,159)	(34,129)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/2.864%	119	(558,045)	(558,164)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/2.864%	1,128	(402,390)	(403,518)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/2.864%	(62,189)	(459,358)	(397,169)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/2.864%	(40,873)	(934,836)	(893,963)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(263,265)	(263,265)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/2.864%	—	1,276,602	1,276,602
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/2.864%	(257,176)	(1,881,418)	(1,624,242)

See Notes to Financial Statements.

PGIM Global Total Return Fund 71

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/3.155%	$—	$(78,256)	$(78,256)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/3.155%	347,266	397,623	50,357
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/2.864%	—	(1,145,926)	(1,145,926)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/3.155%	(2,649)	(67,211)	(64,562)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/2.864%	—	1,957,403	1,957,403
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(2,000,402)	(2,000,402)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/2.864%	—	4,587,182	4,587,182
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(4,695,179)	(4,695,179)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(2,503,555)	(2,503,555)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/2.864%	—	1,686,670	1,686,670
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(1,725,378)	(1,725,378)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/2.864%	(110,502)	(289,122)	(178,620)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/2.864%	12,548	(1,377,954)	(1,390,502)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.062%	$(7,245)	$1,436,519	$1,443,764
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(5,061,942)	(5,061,942)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/2.864%	(100,763)	(546,504)	(445,741)
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/4.950%	430,155	263,609	(166,546)
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.950%	2,893,276	4,592,758	1,699,482
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/4.950%	8,130,379	6,130,861	(1,999,518)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/4.950%	952	(264,833)	(265,785)
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/4.950%	5,919,338	7,010,717	1,091,379
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.950%	2,099,979	1,729,840	(370,139)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/4.950%	(800,449)	(1,638,828)	(838,379)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/4.950%	4,631,444	4,127,833	(503,611)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.950%	(605,769)	(804,970)	(199,201)
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/4.950%	21,170	(1,966,208)	(1,987,378)

See Notes to Financial Statements.

PGIM Global Total Return Fund 73

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.950%	$2,259,662	$(7,520,985)	$(9,780,647)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/4.950%	632,393	(2,026,655)	(2,659,048)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.950%	(31)	(2,753,295)	(2,753,264)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/4.950%	(222,672)	(1,121,227)	(898,555)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/4.950%	(2,099,178)	(2,378,652)	(279,474)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/6.430%	—	(279,997)	(279,997)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/4.522%	(292)	(1,157,625)	(1,157,333)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/0.227%	(2,998)	(17,657)	(14,659)
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/0.227%	215	(9,029)	(9,244)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/0.227%	9	(416,746)	(416,755)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/0.227%	21	(311,585)	(311,606)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/0.227%	2,262	(192,282)	(194,544)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/0.227%	34	(221,823)	(221,857)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/0.227%	$1,970,701	$1,153,088	$(817,613)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.227%	—	(304,012)	(304,012)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.227%	51	(327,983)	(328,034)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/0.227%	(2,935)	23,150	26,085
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/0.227%	(1,284)	(452,227)	(450,943)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/0.227%	(680)	8,732	9,412
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/0.227%	(1,931)	12,117	14,048
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/0.227%	(1,662)	11,059	12,721
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/0.227%	(3,082)	23,135	26,217
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/0.227%	(7,891)	74,699	82,590
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/0.227%	(163)	(79,188)	(79,025)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/0.227%	(708)	(39,253)	(38,545)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/0.227%	(397)	(39,694)	(39,297)

See Notes to Financial Statements.

PGIM Global Total Return Fund 75

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/0.227%	$(184)	$(48,140)	$(47,956)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/0.227%	1,073,710	963,581	(110,129)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/0.227%	39	(242,454)	(242,493)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/0.227%	(1,062)	(66,489)	(65,427)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/0.227%	(438)	(34,319)	(33,881)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/0.227%	(568)	(26,519)	(25,951)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/0.227%	(806)	(41,449)	(40,643)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/0.227%	(863)	(86,660)	(85,797)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/0.227%	(1,061)	(34,856)	(33,795)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/0.227%	(847)	(27,273)	(26,426)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/0.227%	(20)	(492,627)	(492,607)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/0.227%	(2)	(333,043)	(333,041)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/0.227%	—	(27,167)	(27,167)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/0.227%	$(449)	$(14,838)	$(14,389)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/0.227%	—	134,361	134,361
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.227%	(240,783)	(226,299)	14,484
JPY	1,509,190	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/0.227%	130	(87,743)	(87,873)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.227%	(21,172)	(317,592)	(296,420)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/0.227%	(7,290)	(368,807)	(361,517)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/0.227%	(5,451)	(313,432)	(307,981)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/0.227%	318,796	234,075	(84,721)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/0.227%	(11,733)	(206,369)	(194,636)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.227%	(1,175)	(1,354,662)	(1,353,487)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.227%	(513)	(578,356)	(577,843)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/0.227%	(801)	(119,431)	(118,630)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/0.227%	(6,040)	(3,043,721)	(3,037,681)

See Notes to Financial Statements.

PGIM Global Total Return Fund 77

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/0.227%	$(4,489)	$(1,057,907)	$(1,053,418)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/0.227%	(672)	(141,878)	(141,206)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/0.227%	(334)	(23,674)	(23,340)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/0.227%	(1,393)	(546,312)	(544,919)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/0.227%	(154)	(1,078,336)	(1,078,182)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/0.227%	(3,483)	(982,707)	(979,224)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/0.227%	(11,992)	(1,982,863)	(1,970,871)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/0.227%	(14,265)	(2,170,543)	(2,156,278)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/0.227%	(12,328)	(2,876,267)	(2,863,939)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/0.227%	—	642,384	642,384
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.227%	1,781,890	1,996,589	214,699
JPY	1,155,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/0.227%	198,391	92,912	(105,479)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/3.430%	(4)	(329,591)	(329,587)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/3.430%	$—	$79,067	$79,067
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.430%	346,770	(536,375)	(883,145)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/3.430%	9	(689,200)	(689,209)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/3.430%	—	(362,578)	(362,578)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/3.430%	—	(254,925)	(254,925)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.430%	(15,091)	9,186	24,277
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/3.430%	—	97,148	97,148
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/3.430%	7,953	284,413	276,460
KRW	3,830,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/3.430%	106,022	49,182	(56,840)
MXN	170,735	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/10.708%	43,947	(63,908)	(107,855)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/4.730%	—	(244,034)	(244,034)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/4.730%	—	(473,680)	(473,680)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/4.520%	—	(95,122)	(95,122)

See Notes to Financial Statements.

PGIM Global Total Return Fund 79

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	151,250	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/5.840%	$—	$(78,176)	$(78,176)
PLN	128,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/5.840%	—	(64,083)	(64,083)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/5.840%	—	(439,910)	(439,910)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/2.850%	(346,154)	(361,830)	(15,676)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.156%	80,928	(1,257,296)	(1,338,224)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/2.238%	—	(288,221)	(288,221)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/2.238%	(734)	20,056	20,790
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/2.238%	—	(131,823)	(131,823)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.238%	—	(349,709)	(349,709)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/2.238%	—	(196,194)	(196,194)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/2.238%	—	351,457	351,457
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/2.238%	—	251,261	251,261
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/2.238%	—	136,825	136,825

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.674%	$—	$282,612	$282,612
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/1.674%	—	415,947	415,947
	139,780	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/4.900%	—	451,679	451,679
	132,430	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/4.900%	6,373,303	5,835,268	(538,035)
	282,225	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.900%	(14,272)	(188,465)	(174,193)
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/4.900%	—	658,208	658,208
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.900%	2,378,355	1,100,222	(1,278,133)
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.900%	—	(666,207)	(666,207)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/4.900%	—	(184,623)	(184,623)
	27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/4.900%	—	(552,638)	(552,638)
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/4.900%	—	(100,143)	(100,143)
	30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/4.900%	—	(267,680)	(267,680)
	13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/4.900%	—	(337,778)	(337,778)

See Notes to Financial Statements.

PGIM Global Total Return Fund 81

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/4.900%	$—	$(310,158)	$(310,158)
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/4.900%	(11,798,631)	(11,737,959)	60,672
7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/4.900%	—	(465,503)	(465,503)
15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/4.900%	(88,163)	431,628	519,791
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.900%	11,885,095	11,618,066	(267,029)
16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/4.900%	169,941	(372,829)	(542,770)
24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/4.900%	111,923	247,268	135,345

				$35,152,848	$(41,976,134)	$(77,128,982)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$29,663	$3	$29,660	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.704%	(3,337)	—	(3,337)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	3,520	—	3,520	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.704%	(268,581)	—	(268,581)	MSI

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$282,497	$—	$282,497	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	190,837	—	190,837	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	91,148	—	91,148	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	38,774	—	38,774	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	246,837	—	246,837	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/0.072%	14,101	—	14,101	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/3.430%	(1,768)	—	(1,768)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/3.430%	(31,102)	(7)	(31,095)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/3.430%	(39,583)	—	(39,583)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/3.430%	(53,719)	—	(53,719)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/3.430%	(24,038)	—	(24,038)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/3.430%	211,470	—	211,470	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/3.430%	(213,570)	—	(213,570)	GSI

See Notes to Financial Statements.

PGIM Global Total Return Fund 83

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/3.580%	$894	$—	$894	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(72,103)	(144)	(71,959)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(188,614)	(308)	(188,306)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(866)	(6)	(860)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(42,238)	17	(42,255)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(108,047)	9	(108,056)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/5.587%	205,224	—	205,224	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/3.240%	(157,545)	—	(157,545)	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/8.017%	(342,050)	—	(342,050)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/8.017%	(658,979)	—	(658,979)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/8.017%	393,783	—	393,783	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/8.017%	747,379	—	747,379	CITI

					$249,987	$(436)	$250,423

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/5.060%	DB	05/07/25	21,000	$93,382	$—	$93,382
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/4.630%	JPM	12/09/24	78,455	(5,105,856)	—	(5,105,856)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/5.050%	JPM	12/10/24	41,310	(2,721,811)	—	(2,721,811)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/5.050%	JPM	12/10/24	44,110	(2,616,280)	—	(2,616,280)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/5.060%	JPM	12/12/24	45,637	(2,811,538)	—	(2,811,538)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/5.040%	JPM	02/11/25	57,900	(266,558)	—	(266,558)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/5.040%	JPM	02/11/25	103,200	(452,408)	—	(452,408)

					$(13,881,069)	$—	$(13,881,069)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Global Total Return Fund 85

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$15,789,100	$(9,615,426)	$12,370,171	$(26,708,349)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$42,830,192

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$5,841,796	$—
Cayman Islands	—	54,377,691	—
Ireland	—	175,853,830	—
Spain	—	323,957	2,095,015
United Kingdom	—	28,387,227	—
United States	—	48,838,170	—
Commercial Mortgage-Backed Securities
Canada	—	916,814	—
United Kingdom	—	13,223,699	—
United States	—	87,376,751	—
Corporate Bonds
Brazil	—	23,120,358	—
Bulgaria	—	13,078,780	—
Canada	—	19,957,696	—

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Chile	$—	$2,990,284	$—
China	—	16,545,068	—
Denmark	—	5,595,758	—
France	—	43,713,895	—
Germany	—	35,813,635	—
Hong Kong	—	12,510,791	—
Hungary	—	9,309,953	—
Iceland	—	5,971,521	—
India	—	19,507,221	—
Indonesia	—	13,177,702	—
Israel	—	17,102,076	—
Italy	—	17,388,662	—
Jamaica	—	9,468,897	32,240
Japan	—	1,413,747	—
Luxembourg	—	22,937,135	—
Malta	—	3,179,093	—
Mexico	—	50,817,020	—
Netherlands	—	8,428,654	—
Norway	—	2,276,412	—
Peru	—	611,049	—
Philippines	—	8,796,373	—
Poland	—	11,512,592	—
Qatar	—	9,312,401	—
Russia	—	10,101,689	—
Saudi Arabia	—	166,789	—
Singapore	—	1,252,289	—
Slovenia	—	12,700,449	—
South Africa	—	13,333,312	—
South Korea	—	21,173,485	—
Spain	—	17,333,758	496,306
Supranational Bank	—	10,285,432	2,102,968
Switzerland	—	32,385,026	—
United Arab Emirates	—	22,129,398	—
United Kingdom	—	49,874,653	—
United States	—	605,055,748	22,759,611
Floating Rate and Other Loans
Jamaica	—	443,158	—
United Kingdom	—	21,161,327	—
United States	—	1,449,317	—
Municipal Bond
Louisiana	—	4,937,358	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 87

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities
United States	$—	$63,375,585	$2,116,164
Sovereign Bonds
Andorra	—	1,107,883	—
Argentina	—	1,970,372	—
Austria	—	1,936,723	—
Brazil	—	17,219,636	—
Bulgaria	—	8,575,299	—
Canada	—	11,863,847	—
Chile	—	2,630,832	—
China	—	58,958,311	—
Colombia	—	63,407,232	—
Cyprus	—	21,225,910	—
Czech Republic	—	4,161,024	—
Denmark	—	3,523,803	—
Egypt	—	5,073,266	—
Finland	—	1,119,853	—
France	—	32,344,271	—
Germany	—	23,068	—
Greece	—	85,683,136	—
Hong Kong	—	3,257,168	—
Hungary	—	11,062,064	—
India	—	7,118,865	—
Indonesia	—	49,589,385	—
Israel	—	6,302,388	—
Italy	—	68,447,919	—
Japan	—	4,690,327	—
Malta	—	3,095,831	—
Mexico	—	21,651,653	—
Montenegro	—	812,704	—
New Zealand	—	4,216,457	—
Norway	—	1,906,207	—
Panama	—	15,641,697	—
Peru	—	12,981,921	—
Philippines	—	27,276,458	—
Poland	—	5,296,893	—
Portugal	—	1,969,397	—
Romania	—	20,835,348	—
Saudi Arabia	—	14,012,803	—
Serbia	—	30,009,481	—
Slovakia	—	1,703,472	—
Slovenia	—	3,315,950	—
South Africa	—	2,372,111	—

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
South Korea	$—	$638,357	$—
Spain	—	61,005,853	—
Sweden	—	4,131,855	—
Tunisia	—	474,694	—
United Arab Emirates	—	6,100,903	—
United Kingdom	—	61,720,989	—
Uruguay	—	578,106	—
Vietnam	—	33,996,510	—
U.S. Government Agency Obligations	—	19,710,597	249,875
U.S. Treasury Obligations	—	153,821,890	—
Affiliated Exchange-Traded Fund	7,368,936	—	—
Common Stocks
Jamaica	—	—	149,333
Spain	—	—	703,013
United States	3,111,850	—	485,466
Preferred Stocks
Jamaica	—	—	68,559
United States	121,160	—	633,000
Warrants
Spain	—	—	228
Short-Term Investments
Affiliated Mutual Funds	46,223,646	—	—
U.S. Treasury Obligation	—	12,624,649	—
Options Purchased	—	374,044	—

Total	$56,825,592	$2,680,404,893	$31,891,778

Liabilities
Options Written	$—	$(315,419)	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,198,298	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,034,077	—
OTC Packaged Credit Default Swap Agreements	—	3,571,792	—
OTC Credit Default Swap Agreements	—	10,899,973	—
Centrally Cleared Interest Rate Swap Agreements	—	23,705,733	—
OTC Interest Rate Swap Agreements	—	2,456,127	—
OTC Total Return Swap Agreement	—	93,382	—

Total	$8,198,298	$42,761,084	$—

See Notes to Financial Statements.

PGIM Global Total Return Fund 89

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(11,941,784)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,479,519)	—
OTC Packaged Credit Default Swap Agreements	—	(3,694,565)	—
OTC Credit Default Swap Agreements	—	(5,162,488)	—
OTC Currency Swap Agreement	—	(148,134)	—
Centrally Cleared Interest Rate Swap Agreements	—	(100,834,715)	—
OTC Interest Rate Swap Agreements	—	(2,206,140)	—
OTC Total Return Swap Agreements	—	(13,974,451)	—

Total	$(11,941,784)	$(129,500,012)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Spain	Corporate Bonds- Jamaica	Corporate Bonds- Spain	Corporate Bonds- Supranational Bank	Corporate Bonds- United States
Balance as of 10/31/23	$2,667,065	$—	$—	$1,922,030	$23,699,245
Realized gain (loss)	(24,145)	11,365	—	—	—
Change in unrealized appreciation (depreciation)	(46,793)	27,770	8,754	172,327	(292,785)
Purchases/Exchanges/Issuances	—	12,038	487,419	—	—
Sales/Paydowns	(501,112)	(18,898)	—	—	(20,293)
Accrued discount/premium	—	(35)	133	8,611	(213,348)
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	(413,208)

Balance as of 10/31/24	$2,095,015	$32,240	$496,306	$2,102,968	$22,759,611

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(46,793)	$27,770	$8,754	$172,327	$(292,785)

	Residential Mortgage- Backed Securities	U.S. Government Agency Obligations	Common Stocks- Jamaica	Common Stocks- Spain	Common Stocks- United States
Balance as of 10/31/23	$—	$734,250	$—	$—	$—

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Residential Mortgage- Backed Securities	U.S. Government Agency Obligations	Common Stocks- Jamaica	Common Stocks- Spain	Common Stocks- United States
Realized gain (loss)	$—	$10,978	$(1)	$—	$—
Change in unrealized appreciation (depreciation)	1,903	(6,569)	77,565	281,620	228,739
Purchases/Exchanges/Issuances	2,360,000	—	71,770	421,393	—
Sales/Paydowns	(245,739)	(500,000)	(1)	—	(210,068)
Accrued discount/premium	—	11,216	—	—	—
Transfers into Level 3*	—	—	—	—	466,795
Transfers out of Level 3*	—	—	—	—	—

Balance as of 10/31/24	$2,116,164	$249,875	$149,333	$703,013	$485,466

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$1,903	$(6,569)	$77,565	$281,620	$228,739

	Preferred Stocks- Jamaica	Preferred Stocks- United States	Warrants	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/23	$—	$—	$—	$(254)	$28,151
Realized gain (loss)	4,534	—	—	—	7,797
Change in unrealized appreciation (depreciation)	30,709	(6,330)	(587)	254	(18,832)
Purchases/Exchanges/Issuances	165,830	639,330	815	—	—
Sales/Paydowns	(132,514)	—	—	—	(17,116)
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 10/31/24	$68,559	$633,000	$228	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$30,709	$(6,330)	$(587)	$—	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Global Total Return Fund 91

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of October 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities - Spain	$2,095,015	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds - Jamaica	32,240	Market	Recovery Value	Recovery Rate	0.68% - 100%
Common Stocks - Jamaica	149,333	Market	Enterprise Value	EBITDA Multiple	4.0x
Common Stocks - United States	485,466	Market	Adjusted Trade Price	Premium Rate	20%
Preferred Stocks - Jamaica	68,559	Market	Enterprise Value	Recovery Rate	10.90%
Preferred Stocks - United States	633,000	Market	Transaction Based	Unadjusted Price	NA

	$3,463,613

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of October 31, 2024, the aggregate value of these securities and/or derivatives was $28,428,165. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Sovereign Bonds	29.4%
Banks	14.0
Collateralized Loan Obligations	9.3
U.S. Treasury Obligations	6.1
Electric	4.8
Commercial Mortgage-Backed Securities	3.7
Oil & Gas	3.5
Real Estate Investment Trusts (REITs)	2.6
Residential Mortgage-Backed Securities	2.5
Telecommunications	2.2
Diversified Financial Services	1.9
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	1.7
Insurance	1.4
Pipelines	1.2
Commercial Services	1.2

Real Estate	1.1%
Foods	0.9
Healthcare-Products	0.8
U.S. Government Agency Obligations	0.7
Retail	0.7
Home Builders	0.7
Electronics	0.7
Pharmaceuticals	0.7
Automobiles	0.7
Home Equity Loans	0.6
Transportation	0.5
Engineering & Construction	0.5
Media	0.5
Auto Manufacturers	0.5
Internet	0.5
Multi-National	0.5
Entertainment	0.4

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Agriculture	0.4%
Healthcare-Services	0.4
Credit Cards	0.3
Building Materials	0.3
Affiliated Exchange-Traded Fund	0.3
Office/Business Equipment	0.3
Semiconductors	0.3
Consumer Loans	0.2
Aerospace & Defense	0.2
Software	0.2
Auto Parts & Equipment	0.2
Municipal Bond	0.2
Airlines	0.2
Other	0.2
Oil, Gas & Consumable Fuels	0.1
Chemicals	0.1
Leisure Time	0.1
Packaging & Containers	0.1
Mining	0.1
Cosmetics/Personal Care	0.1

Student Loans	0.1%
Miscellaneous Manufacturing	0.0	*
Iron/Steel	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Housewares	0.0	*
Gas Utilities	0.0	*
Options Purchased	0.0	*
Wireless Telecommunication Services	0.0	*
Forest Products & Paper	0.0	*
Investment Companies	0.0	*

	100.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$15,789,071	Premiums received for OTC swap agreements	$9,614,961
Credit contracts	Unaffiliated investments	75,262	Options written outstanding, at value	132,596
Credit contracts	Unrealized appreciation on OTC swap agreements	9,820,665	Unrealized depreciation on OTC swap agreements	10,380,063

See Notes to Financial Statements.

PGIM Global Total Return Fund 93

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Due from/to broker-variation margin futures	$4,139,327*		Due from/to broker-variation margin futures	$8,876,674*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,034,077		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,479,519
Interest rate contracts	Due from/to broker-variation margin futures	4,058,971	*	Due from/to broker-variation margin futures	3,065,110	*
Interest rate contracts	Due from/to broker-variation margin swaps	23,705,733	*	Due from/to broker-variation margin swaps	100,834,715	*
Interest rate contracts	Premiums paid for OTC swap agreements	29		Premiums received for OTC swap agreements	465
Interest rate contracts	Unaffiliated investments	298,782		Options written outstanding, at value	182,823
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,549,506		Unrealized depreciation on OTC swap agreements	16,328,286

		$62,471,423			$152,895,212

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(1,894,959)	$5,452,432	$—	$—	$(1,658,443)
Foreign exchange contracts	—	—	(14,285,720)	(5,533,502)	—
Interest rate contracts	198,240	(105,639)	(8,002,848)	—	(5,553,012)

Total	$(1,696,719)	$5,346,793	$(22,288,568)	$(5,533,502)	$(7,211,455)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(11,738)	$114,277	$—	$—	$1,565,918
Foreign exchange contracts	—	—	(3,853,697)	4,362,184	—
Interest rate contracts	111,599	211,702	8,495,732	—	24,692,814

Total	$99,861	$325,979	$4,642,035	$4,362,184	$26,258,732

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$546,497
Options Written (2)	500,122,068
Futures Contracts - Long Positions (2)	767,656,211
Futures Contracts - Short Positions (2)	915,269,528
Forward Foreign Currency Exchange Contracts - Purchased (3)	428,800,277
Forward Foreign Currency Exchange Contracts - Sold (3)	309,070,612
Cross Currency Exchange Contracts (4)	2,868,496
Interest Rate Swap Agreements (2)	4,404,953,610
Credit Default Swap Agreements - Buy Protection (2)	434,599,499
Credit Default Swap Agreements - Sell Protection (2)	634,499,000
Currency Swap Agreements (2)	10,342,019
Total Return Swap Agreements (2)	197,365,400
Inflation Swap Agreements (2)	4,776,930

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Global Total Return Fund 95

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$39,114,649	$(39,114,649)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$3,544,462	$(2,068,484)	$1,475,978	$(1,475,978)	$—
BNP	197,184	(214,407)	(17,223)	—	(17,223)
BNYM	—	(5,360)	(5,360)	—	(5,360)
BOA	224,053	(193,154)	30,899	(30,899)	—
CITI	2,233,601	(2,134,371)	99,230	(99,230)	—
DB	593,634	(143,083)	450,551	(393,981)	56,570
GSI	5,516,498	(4,507,710)	1,008,788	(1,000,000)	8,788
HSBC	4,445,039	(3,429,733)	1,015,306	(950,000)	65,306
JPM	1,991,798	(15,180,168)	(13,188,370)	13,188,370	—
MSI	10,736,651	(12,061,065)	(1,324,414)	1,324,414	—
SCB	285,611	(154,625)	130,986	—	130,986
SSB	798,861	(26,553)	772,308	(772,308)	—

	$30,567,392	$(40,118,713)	$(9,551,321)	$9,790,388	$239,067

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $39,114,649:
Unaffiliated investments (cost $2,984,306,523)	$2,715,529,681
Affiliated investments (cost $53,543,225)	53,592,582
Foreign currency, at value (cost $3,391,517)	3,371,945
Dividends and interest receivable	31,403,829
Premiums paid for OTC swap agreements	15,789,100
Unrealized appreciation on OTC swap agreements	12,370,171
Receivable for Fund shares sold	5,085,559
Due from broker—variation margin futures	2,040,438
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,034,077
Receivable for investments sold	1,073,804
Due from broker—variation margin swaps	381,974
Tax reclaim receivable	26,024
Prepaid expenses	24,805

Total Assets	2,842,723,989

Liabilities

Payable to broker for collateral for securities on loan	39,904,369
Unrealized depreciation on OTC swap agreements	26,708,349
Premiums received for OTC swap agreements	9,615,426
Payable for investments purchased	9,147,154
Payable for Fund shares purchased	8,232,810
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,479,519
Management fee payable	1,195,485
Accrued expenses and other liabilities	867,321
Dividends payable	333,979
Options written outstanding, at value (premiums received $293,193)	315,419
Distribution fee payable	46,514
Affiliated transfer agent fee payable	23,628
Directors’ fees payable	3,014

Total Liabilities	99,872,987

Net Assets	$2,742,851,002

Net assets were comprised of:
Common stock, at par	$5,226,897
Paid-in capital in excess of par	3,952,989,813
Total distributable earnings (loss)	(1,215,365,708)

Net assets, October 31, 2024	$2,742,851,002

See Notes to Financial Statements.

PGIM Global Total Return Fund 97

PGIM Global Total Return Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($163,150,023 ÷ 31,362,790 shares of common stock issued and outstanding)	$5.20
Maximum sales charge (3.25% of offering price)	0.17

Maximum offering price to public	$5.37

Class C

Net asset value, offering price and redemption price per share, ($12,383,074 ÷ 2,385,158 shares of common stock issued and outstanding)	$5.19

Class Z

Net asset value, offering price and redemption price per share, ($996,286,848 ÷ 190,489,298 shares of common stock issued and outstanding)	$5.23

Class R2

Net asset value, offering price and redemption price per share, ($3,509,728 ÷ 666,330 shares of common stock issued and outstanding)	$5.27

Class R4

Net asset value, offering price and redemption price per share, ($13,178,400 ÷ 2,500,398 shares of common stock issued and outstanding)	$5.27

Class R6

Net asset value, offering price and redemption price per share, ($1,554,342,929 ÷ 295,285,746 shares of common stock issued and outstanding)	$5.26

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $16,206 foreign withholding tax)	$117,608,859
Affiliated dividend income	3,433,890
Affiliated income from securities lending, net	152,659
Unaffiliated dividend income	101,778

Total income	121,297,186

Expenses
Management fee	13,638,763
Distribution fee(a)	565,484
Shareholder servicing fees(a)	16,914
Transfer agent’s fees and expenses (including affiliated expense of $145,582)(a)	1,709,362
Custodian and accounting fees	211,348
Shareholders’ reports	206,193
Registration fees(a)	130,790
Audit fee	72,345
Professional fees	59,627
Directors’ fees	47,530
Miscellaneous	85,344

Total expenses	16,743,700
Less: Fee waiver and/or expense reimbursement(a)	(363,319)

Net expenses	16,380,381

Net investment income (loss)	104,916,805

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,545))	(62,181,543)
Futures transactions	(22,288,568)
Forward and cross currency contract transactions	(5,533,502)
Options written transactions	5,346,793
Swap agreement transactions	(7,211,455)
Foreign currency transactions	(16,842,264)

(108,710,539)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $30,373)	313,169,276
Futures	4,642,035
Forward and cross currency contracts	4,362,184
Options written	325,979
Swap agreements	26,258,732
Foreign currencies	(6,394,887)

342,363,319

Net gain (loss) on investment and foreign currency transactions	233,652,780

Net Increase (Decrease) In Net Assets Resulting From Operations	$338,569,585

See Notes to Financial Statements.

PGIM Global Total Return Fund 99

PGIM Global Total Return Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	413,681	141,575	—	10,228	—	—
Shareholder servicing fees	—	—	—	4,091	12,823	—
Transfer agent’s fees and expenses	272,261	18,005	1,289,612	9,930	21,129	98,425
Registration fees	28,706	19,763	30,277	8,112	8,862	35,070
Fee waiver and/or expense reimbursement	(119,998)	(22,362)	(205,509)	(9,496)	(3,062)	(2,892)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$104,916,805	$110,191,979
Net realized gain (loss) on investment and foreign currency transactions	(108,710,539)	(325,788,411)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	342,363,319	445,423,585

Net increase (decrease) in net assets resulting from operations	338,569,585	229,827,153

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,625,571)	(2,591,039)
Class C	(376,500)	(207,879)
Class Z	(37,060,982)	(17,226,169)
Class R2	(131,469)	(63,272)
Class R4	(440,800)	(177,628)
Class R6	(57,548,559)	(25,701,554)

	(101,183,881)	(45,967,541)

Tax return of capital distributions
Class A	—	(4,498,457)
Class C	—	(360,910)
Class Z	—	(29,907,380)
Class R2	—	(109,851)
Class R4	—	(308,391)
Class R6	—	(44,622,003)

	—	(79,806,992)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	764,647,292	798,034,832
Net asset value of shares issued in reinvestment of dividends and distributions	96,786,362	120,225,775
Cost of shares purchased	(1,020,525,267)	(1,692,708,500)

Net increase (decrease) in net assets from Fund share transactions	(159,091,613)	(774,447,893)

Total increase (decrease)	78,294,091	(670,395,273)

Net Assets:

Beginning of year	2,664,556,911	3,334,952,184

End of year	$2,742,851,002	$2,664,556,911

See Notes to Financial Statements.

PGIM Global Total Return Fund 101

PGIM Global Total Return Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.77	$4.67		$6.67	$6.96	$7.07
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.17	(b)	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.42	0.13	(c)	(1.91)	(0.17)	0.16
Total from investment operations	0.60	0.30		(1.78)	(0.06)	0.29
Less Dividends and Distributions:
Dividends from net investment income*	(0.17)	(0.07)		(0.03)	(0.23)	(0.23)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.17)	(0.20)		(0.22)	(0.23)	(0.40)
Net asset value, end of year	$5.20	$4.77		$4.67	$6.67	$6.96
Total Return(d):	12.76%	6.22%		(27.22)%	(0.97)%	4.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$163,150	$161,661		$185,414	$337,257	$326,416
Average net assets (000)	$165,472	$180,957		$257,676	$344,592	$285,380
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88%	0.89	%(f)	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.95%	0.98%		0.93%	0.91%	0.96%
Net investment income (loss)	3.54%	3.40%		2.29%	1.58%	1.94%
Portfolio turnover rate(g)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights  (continued)

Class C Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.76	$4.66		$6.66	$6.95	$7.06
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.13		0.09	0.06	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	0.13		(1.90)	(0.17)	0.16
Total from investment operations	0.57	0.26		(1.81)	(0.11)	0.24
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)	(0.03)		-	(0.18)	(0.18)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.14)	(0.16)		(0.19)	(0.18)	(0.35)
Net asset value, end of year	$5.19	$4.76		$4.66	$6.66	$6.95
Total Return(b):	11.95%	5.43%		(27.82)%	(1.72)%	3.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,383	$15,099		$19,422	$42,012	$46,157
Average net assets (000)	$14,158	$17,962		$29,474	$45,988	$42,925
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	1.64	%(d)	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.79%	1.73%		1.69%	1.66%	1.68%
Net investment income (loss)	2.79%	2.65%		1.51%	0.83%	1.20%
Portfolio turnover rate(e)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 103

PGIM Global Total Return Fund

Financial Highlights  (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.79	$4.69		$6.71	$7.00	$7.11
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.18	(b)	0.15	0.13	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	0.13	(c)	(1.94)	(0.17)	0.16
Total from investment operations	0.63	0.31		(1.79)	(0.04)	0.31
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)	(0.08)		(0.04)	(0.25)	(0.25)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.19)	(0.21)		(0.23)	(0.25)	(0.42)
Net asset value, end of year	$5.23	$4.79		$4.69	$6.71	$7.00
Total Return(d):	13.22%	6.47%		(27.16)%	(0.70)%	4.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$996,287	$993,606		$1,303,382	$2,907,890	$2,264,938
Average net assets (000)	$1,016,673	$1,131,695		$2,068,163	$2,809,784	$1,726,788
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63%	0.64	%(f)	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.65%	0.67%		0.65%	0.65%	0.68%
Net investment income (loss)	3.78%	3.65%		2.51%	1.82%	2.18%
Portfolio turnover rate(g)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 105

PGIM Global Total Return Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.83	$4.72		$6.76	$7.05	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.16	(b)	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44	0.14	(c)	(1.95)	(0.17)	0.17
Total from investment operations	0.61	0.30		(1.83)	(0.07)	0.28
Less Dividends and Distributions:
Dividends from net investment income*	(0.17)	(0.06)		(0.02)	(0.22)	(0.22)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.17)	(0.19)		(0.21)	(0.22)	(0.39)
Net asset value, end of year	$5.27	$4.83		$4.72	$6.76	$7.05
Total Return(d):	12.64%	6.20%		(27.57)%	(1.12)%	4.13%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,510	$4,393		$4,350	$9,324	$18,443
Average net assets (000)	$4,091	$4,659		$6,242	$14,831	$9,990
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08%	1.09	%(f)	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.31%	1.26%		1.29%	1.13%	1.25%
Net investment income (loss)	3.35%	3.20%		2.08%	1.38%	1.62%
Portfolio turnover rate(g)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.83	$4.73		$6.76	$7.05	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.17	(b)	0.14	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	0.13	(c)	(1.95)	(0.17)	0.17
Total from investment operations	0.62	0.30		(1.81)	(0.06)	0.30
Less Dividends and Distributions:
Dividends from net investment income*	(0.18)	(0.07)		(0.03)	(0.23)	(0.24)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.18)	(0.20)		(0.22)	(0.23)	(0.41)
Net asset value, end of year	$5.27	$4.83		$4.73	$6.76	$7.05
Total Return(d):	12.92%	6.24%		(27.24)%	(0.87)%	4.39%

Ratios/Supplemental Data:
Net assets, end of year (000)	$13,178	$11,582		$12,251	$14,654	$8,932
Average net assets (000)	$12,822	$12,256		$14,017	$12,787	$5,178
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83%	0.84	%(f)	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.85%	0.86%		0.86%	0.87%	1.13%
Net investment income (loss)	3.57%	3.45%		2.40%	1.63%	1.91%
Portfolio turnover rate(g)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 107

PGIM Global Total Return Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.82	$4.72		$6.75	$7.04	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.19	(b)	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43	0.13	(c)	(1.94)	(0.17)	0.15
Total from investment operations	0.63	0.32		(1.79)	(0.03)	0.31
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)	(0.09)		(0.05)	(0.26)	(0.26)
Tax return of capital distributions	-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-	-		-	-	(0.17)
Total dividends and distributions	(0.19)	(0.22)		(0.24)	(0.26)	(0.43)
Net asset value, end of year	$5.26	$4.82		$4.72	$6.75	$7.04
Total Return(d):	13.28%	6.56%		(27.06)%	(0.58)%	4.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,554,343	$1,478,216		$1,810,132	$2,766,815	$1,787,693
Average net assets (000)	$1,537,044	$1,651,821		$2,351,483	$2,396,559	$1,513,154
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.53%	0.54	%(f)	0.53%	0.52%	0.55%
Expenses before waivers and/or expense reimbursement	0.53%	0.54%		0.53%	0.52%	0.55%
Net investment income (loss)	3.88%	3.74%		2.66%	1.93%	2.27%
Portfolio turnover rate(g)	35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 109

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.0%

ASSET-BACKED SECURITIES 11.2%

Cayman Islands 3.6%

Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433%(c)	05/17/31		193	$193,318
Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		250	250,325
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.881(c)	04/30/31		122	121,616
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31		110	110,576
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.928(c)	04/15/31		117	117,326
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.040(c)	02/20/31		250	250,000
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.046(c)	10/29/34		250	250,493
Telos CLO Ltd.,
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.149(c)	01/17/30		28	28,056
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31		97	96,527
Wind River CLO Ltd.,
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.128(c)	10/15/34		250	250,202

					1,668,439

Ireland 2.8%

Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	510,241

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.174%(c)	10/15/35	EUR	300		$325,503
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.292(c)	11/15/31	EUR	426		461,719

						1,297,463

Spain 0.1%

TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	42		35,210

						35,211

United States 4.7%

Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		100		100,339
Series 2023-02A, Class C, 144A	6.180	10/20/27		100		100,093
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A	5.400	06/25/30		200		199,654
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30		146		147,441
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27		100		97,118
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		100		101,815
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28		200		200,692
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.590(c)	03/20/54		16		16,535
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		1		1,311
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		49		49,042
Series 2019-01A, Class D, 144A	4.680	04/14/31		100		98,376

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 111

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

OneMain Direct Auto Receivables Trust, (cont’d.)
Series 2023-01A, Class D, 144A	7.070%	02/14/33		200	$206,036
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	103,161
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	103,689
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44		294	290,814
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		100	98,135
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C	4.960	11/15/28		100	100,124
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		86	85,722
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		87	86,870

					2,186,967

TOTAL ASSET-BACKED SECURITIES (cost $5,366,873)					5,188,080

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.4%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	14	9,858

Ireland 0.2%

Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR +
1.900% (Cap N/A, Floor 1.900%)	5.449(c)	08/17/33	EUR	98	106,024

United Kingdom 0.7%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607%
(Cap N/A, Floor 3.607%)	8.590(c)	08/07/30	GBP	139	174,267

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United Kingdom (cont’d.)

Taurus DAC,
Series 2021-UK04A, Class C, 144A, SONIA +
1.750% (Cap N/A, Floor 1.750%)	6.730%(c)	08/17/31	GBP	59	$75,865
Series 2021-UK04A, Class D, 144A, SONIA +
2.100% (Cap N/A, Floor 2.100%)	7.080(c)	08/17/31	GBP	64	81,673

					331,805

United States 6.5%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		237	226,207
Series 2020-BN26, Class A3	2.155	03/15/63		200	173,199
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		130	115,400
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	192,433
Series 2020-B17, Class A4	2.042	03/15/53		75	63,904
Series 2020-B20, Class A3	1.945	10/15/53		100	88,412
BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR +
3.040% (Cap N/A, Floor 3.040%)	7.844(c)	01/17/39		125	117,656
Series 2024-PURE, Class A, 144A, CORRA +
1.900% (Cap N/A, Floor 1.900%)	5.856(c)	11/15/29	CAD	200	143,676
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month
SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.486(c)	01/15/39		125	123,281
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51		150	145,134
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47		98	97,468
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.617(cc)	11/25/25		1,934	10,040
Series K111, Class X1, IO	1.569(cc)	05/25/30		317	22,086
Series K113, Class X1, IO	1.379(cc)	06/25/30		911	55,984
Series KG03, Class X1, IO	1.372(cc)	06/25/30		1,040	62,206
GS Mortgage Securities Trust,
Series 2018-GS09, Class A3	3.727	03/10/51		121	116,126

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 113

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.418%(c)	03/15/36		100	$95,320
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51		200	192,765
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		213	206,294
Series 2021-C59, Class A3	1.958	04/15/54		600	517,286
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.318(c)	05/15/31		100	96,750
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.418(c)	05/15/31		125	119,063

					2,980,690

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,669,826)					3,428,377

CORPORATE BONDS 42.3%

Brazil 0.5%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	123,069
Gtd. Notes	6.625	01/16/34	GBP	100	125,451

					248,520

Bulgaria 0.4%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	201,212

Canada 1.4%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		6	6,068
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,816
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	32,462
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,549

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Cenovus Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.750%	02/15/52		10	$7,099
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes	5.625	08/16/32		200	203,016
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	23,346
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	293,287
Rogers Communications, Inc.,
Gtd. Notes	5.000	02/15/29		40	40,006

					638,649

China 0.1%

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		31	30,248

France 4.5%

Ayvens SA,
Sr. Preferred Notes	3.875	01/24/28	EUR	200	221,443
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	179,182
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	173,370
Sub. Notes, EMTN	2.500(ff)	03/31/32	EUR	200	211,006
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	235,530
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	142,574
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	188,754
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	48	43,115
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	74,945
Societe Generale SA,
Gtd. Notes, 144A	2.797(ff)	01/19/28		200	189,219
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	191,254
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)EUR		200	203,080

					2,053,472

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 115

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany 1.1%

Deutsche Bahn Finance GmbH,
Gtd. Notes, Series CB	1.600%(ff)	07/18/29(oo)	EUR	100	$96,545
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	63,969
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	141,641
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	112,327
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	107,989

					522,471

Hong Kong 0.8%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	202,509
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	141,459

					343,968

Hungary 0.4%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	103,064
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	99,291

					202,355

India 1.1%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	318,480
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	199,298

					517,778

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Indonesia 0.4%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875%	11/05/31	EUR	100		$92,153
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100		107,850

						200,003

Israel 0.4%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200		170,224

Italy 0.4%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750	05/05/26		200		201,352

Jamaica 0.5%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30		11		814
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $92; purchased 11/14/23)^(f)	0.000	12/31/30		—(r	)	40
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30		5		33
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27		205		206,511
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,731; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		6		5,264

						212,662

Luxembourg 2.0%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	200		207,188
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400		397,090

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 117

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)

P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625%	01/26/29	EUR	100	$99,825
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	200	219,569

					923,672

Malta 0.5%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	211,940

Mexico 1.6%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		133	118,182
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	190,254
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	100,399
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	100,345
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	207,284

					716,464

Netherlands 0.4%

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	57,201
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	138,750

					195,951

Norway 0.3%

Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	156,805

Peru 0.0%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		14	14,166

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Philippines 0.6%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		276	$296,170

Portugal 0.3%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	119,423

South Africa 0.4%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	199,750

Spain 0.5%

Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	207,058

Supranational Bank 0.7%

Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.500	03/07/28	EUR	100	113,139
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	40,319
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	63,899
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		100	93,264

					310,621

Sweden 0.2%

Heimstaden Bostad Treasury BV,
Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	103,271

Switzerland 0.8%

Helvetia Europe SA,
Gtd. Notes	2.750(ff)	09/30/41	EUR	200	197,732
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	188,006

					385,738

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 119

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Arab Emirates 2.0%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375%	09/25/26	EUR	200	$212,995
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	122,498
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	259,252
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	100	122,741
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	203,205

					920,691

United Kingdom 4.4%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	202,763
Barclays PLC,
Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	209,698
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	120,203
British American Tobacco PLC,
Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	300	318,526
eG Global Finance PLC,
Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	232,262
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750	06/03/27	EUR	300	312,293
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	131,798
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, EMTN	3.875	09/14/33	EUR	200	222,938
TalkTalk Telecom Group Ltd.,
Gtd. Notes	3.875	02/20/25	GBP	200	154,734
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	112,878

					2,018,093

United States 15.6%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		25	23,110

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750%	04/20/29		25	$24,732
American Medical Systems Europe BV,
Gtd. Notes	3.375	03/08/29	EUR	100	109,703
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		25	24,482
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		25	29,677
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	21,692
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,363
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	23,021
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	224,507
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	65,099
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		130	123,345
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		28	23,790
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	65,043
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		100	90,664
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,138
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		85	68,209
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	3,200
Gtd. Notes, 144A	5.000	02/15/29		25	14,375
Gtd. Notes, 144A	5.250	01/30/30		25	13,750
Gtd. Notes, 144A	5.250	02/15/31		25	13,500
Gtd. Notes, 144A	6.250	02/15/29		10	6,188
Gtd. Notes, 144A	7.000	01/15/28		25	16,500
Gtd. Notes, 144A	9.000	12/15/25		25	24,514
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	19,250
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		20	20,328
Becton Dickinson & Co.,
Gtd. Notes	3.828	06/07/32	EUR	100	110,932
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	50,366

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 121

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Boeing Co. (The),
Sr. Unsec’d. Notes, 144A	6.528%	05/01/34	80	$84,339
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	32	31,731
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	8,461
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	80	69,063
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	82	67,305
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	25	22,053
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	301	251,067
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	56,989
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	115	112,512
Capital One Financial Corp.,
Sr. Unsec’d. Notes	5.463(ff)	07/26/30	55	55,485
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	80	76,374
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	20	17,958
Gtd. Notes	5.375	03/15/44	20	18,792
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	150	145,025
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	100	94,860
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	15	12,643
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	40	34,210
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	100	99,140
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	115	115,640
Sub. Notes	5.827(ff)	02/13/35	15	15,128
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	50	51,755
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	69	69,921
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	35	34,569
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	25	24,455

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31		50	$43,509
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		10	10,171
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $43,125;purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)		45	285
Sec’d. Notes, 144A (original cost $10,313;purchased 01/31/24)(f)	5.375	08/15/26(d)		150	1,013
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	16,605
Gtd. Notes	7.375	07/01/28		25	18,307
Gtd. Notes	7.750	07/01/26		100	84,488
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		50	52,637
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	101,728
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	49,903
Sr. Unsec’d. Notes	6.250	04/15/49		25	25,409
Sr. Unsec’d. Notes	6.550	12/01/33		30	32,201
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27		25	25,572
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		55	54,163
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	79,663
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	123,826
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		100	94,198
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,658
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		75	64,506
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	100,224
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	23,458
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	111,256
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28		50	48,597

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 123

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709%(ff)	02/02/35		130	$131,561
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		25	24,197
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		80	79,535
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		90	81,804
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	25,590
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	38,992
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	23,771
Sr. Unsec’d. Notes	5.294(ff)	07/22/35		20	20,112
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		50	45,776
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	11.000	11/15/29		75	84,637
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	24,172
MGM Resorts International,
Gtd. Notes	6.500	04/15/32		30	30,004
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		30	28,604
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		80	80,699
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	47,184
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	25,121
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	49,607
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	141,452
MPLX LP,
Sr. Unsec’d. Notes	4.950	09/01/32		70	68,236
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625	05/15/32		5	5,018
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		25	24,042
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,605
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	22,005
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		90	93,556

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	10/15/28		25	$23,518
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		75	71,655
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,543
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.750	09/15/31		50	47,825
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		25	25,692
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,249
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,577
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	231,256
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	300	380,560
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		25	25,333
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		80	80,536
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		20	18,379
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,138
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,690
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		75	69,398
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,711
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		120	112,535
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		30	30,486
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,618
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,552
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		40	39,983

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 125

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	70	$52,377
Gtd. Notes	4.000	06/22/50	10	6,905
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30	60	58,866
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	25,242
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	128,552
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	80	77,025
Gtd. Notes	5.050	03/15/42	45	35,954
Gtd. Notes	5.141	03/15/52	90	67,779
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	25	24,785
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	50	45,334
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	100	101,025
Welltower OP LLC,
Gtd. Notes	3.100	01/15/30	30	27,554
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51	30	20,939
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31	30	31,549

				7,207,730

TOTAL CORPORATE BONDS (cost $20,392,160)				19,530,457

FLOATING RATE AND OTHER LOANS 0.1%

Jamaica 0.0%

Digicel International Finance Ltd.,
Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	10	10,187

United States 0.1%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27	5	4,883

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

United States (cont’d.)

Diamond Sports Group LLC,
Dip Term Loan	10.000%	12/02/24	21	$21,896
First Lien Term Loan, 1 Month SOFR + 10.100%	14.944(c)	05/25/26	2	2,030
Second Lien Term Loan	8.175	08/24/26	149	422

				29,231

TOTAL FLOATING RATE AND OTHER LOANS
(cost $ 93,195)				39,418

MUNICIPAL BOND 0.2%

Louisiana

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B (cost $ 100,000)	12.000	12/01/34	100	100,762

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.4%

United States

Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.107(c)	03/25/42	25	27,475
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.107(c)	03/25/42	20	21,559
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.957(c)	06/25/43	100	104,545
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857(c)	09/26/33	138	138,884
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.857(c)	11/25/50	35	39,403

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 127

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.507%(c)	01/25/34	9	$9,302
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.957(c)	09/25/41	70	70,568
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.707(c)	01/25/42	100	101,000
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.757(c)	04/25/42	140	144,826
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	107	106,276
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	38	37,576
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	124	110,758
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.457(c)	04/25/34	45	45,179
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.357(c)	05/25/33	282	284,840
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.206(c)	03/29/27	189	190,475
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	07/25/33	140	141,911

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,561,831)				1,574,577

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 24.2%

Andorra 0.4%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	200	$190,388

Austria 0.5%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	220,103

Brazil 1.5%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		676	675,768

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	104,424
Sr. Unsec’d. Notes, Series 30Y	1.375	09/23/50	EUR	100	65,401

					169,825

Chile 0.2%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	116,374

China 0.9%

China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	247,311
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	80,557
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	89,304

					417,172

Colombia 1.4%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	166,300
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	44,001
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	400	434,199

					644,500

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 129

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Croatia 0.4%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125%	03/04/33	EUR	200	$187,025

Cyprus 0.6%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	15,898
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	211,224
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	28,152

					255,274

France 0.3%

Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	148,746

Greece 2.9%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	13	13,609
Bonds	4.300	02/24/26	EUR	34	35,880
Bonds	4.300	02/24/27	EUR	145	154,287
Bonds	4.300	02/24/28	EUR	42	44,954
Bonds	4.300	02/24/29	EUR	25	27,846
Bonds	4.300	02/24/30	EUR	10	10,605
Bonds	4.300	02/24/31	EUR	23	24,215
Bonds	4.300	02/24/32	EUR	24	25,119
Bonds	4.300	02/24/33	EUR	46	47,764
Bonds	4.300	02/24/34	EUR	22	22,788
Bonds	4.300	02/24/35	EUR	33	33,624
Bonds	4.300	02/24/36	EUR	24	24,251
Bonds	4.300	02/24/37	EUR	16	15,918
Bonds	4.300	02/24/38	EUR	15	14,852
Bonds	4.300	02/24/39	EUR	23	22,537
Bonds	4.300	02/24/40	EUR	23	25,807
Bonds	4.300	02/24/41	EUR	23	25,792
Bonds	4.300	02/24/42	EUR	37	41,524
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	600	568,825
Sr. Unsec’d. Notes, 144A	4.375	07/18/38	EUR	85	99,433

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	55	$66,501

					1,346,131

Hong Kong 0.3%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	149,566

Hungary 0.8%

Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	160,250
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	84,301
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	116,627

					361,178

Indonesia 1.7%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	178,323
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	176,760
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	216,462
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	220,745

					792,290

Israel 0.8%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	102,390
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	263,557

					365,947

Italy 3.2%

Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	500	404,246
Sr. Unsec’d. Notes, Series 50Y, 144A	2.800	03/01/67	EUR	105	86,592
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	160	158,542

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 131

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Repubic of Italy Government International Bond
Coupon Strips,
Sr. Unsec’d. Notes	1.737%(s)	02/20/31	EUR	85	$74,844
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	360,257
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	59,496
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	130,775
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	182,897

					1,457,649

Latvia 0.4%

Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	200	188,433

Lithuania 0.4%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	192,124

Mexico 0.6%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	99,665
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	171,661

					271,326

Panama 0.8%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	172,012
Sr. Unsec’d. Notes	3.875	03/17/28		200	187,700

					359,712

Peru 0.2%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	92,406

Philippines 0.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	291,959

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 0.8%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124%	07/16/31	EUR	50	$45,498
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	80	81,431
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	138,943
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	92,391

					358,263

Saudi Arabia 0.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	273,425

Serbia 0.7%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	86,816
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	245,152

					331,968

Slovakia 0.3%

Slovakia Government Bond,
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	152,013

Spain 1.7%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	110,885
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	59,497
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	117,036
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	320,788
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	60,986
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	130,330

					799,522

United Arab Emirates 0.2%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	108,945

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 133

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom 0.6%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375%	08/14/34	GBP	100	$129,172
Unsec’d. Notes	5.625	03/29/30	GBP	100	133,052

					262,224

TOTAL SOVEREIGN BONDS
(cost $12,759,225)					11,180,256

U.S. GOVERNMENT AGENCY OBLIGATION 0.0%
Federal Home Loan Bank
(cost $12,037)	3.280	03/28/29		13	12,031

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds(k)	3.000	02/15/47		70	54,097
U.S. Treasury Notes(k)	1.125	02/15/31		345	287,455
U.S. Treasury Notes	3.500	09/30/29		290	281,730
U.S. Treasury Notes(k)	4.875	04/30/26		530	534,969

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,202,499)					1,158,251

				Shares

AFFILIATED EXCHANGE-TRADED FUND 4.6%

United States

PGIM AAA CLO ETF
(cost $2,081,766)(wa)				40,859	2,095,249

COMMON STOCK 0.1%

Jamaica

Digicel International Finance Ltd.
(original cost $12,001; purchased 01/29/24 - 02/08/24)*^(f) (cost $12,001)				9,900	24,849

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

PREFERRED STOCK 0.0%

Jamaica

Digicel International Finance Ltd.
(original cost $6,340; purchased 01/26/24 - 01/29/24)*^(f) (cost $6,340)	1,051	$11,461

TOTAL LONG-TERM INVESTMENTS
(cost $47,257,753)		44,343,768

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUND 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $1,154,597)(wa)	1,154,597	1,154,597

OPTIONS PURCHASED*~ 0.0%
(cost $2,605)		6,749

TOTAL SHORT-TERM INVESTMENTS
(cost $1,157,202)		1,161,346

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.5%
(cost $48,414,955)		45,505,114

OPTIONS WRITTEN*~ (0.0)%
(premiums received $689)		(4,546)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.5%
(cost $48,414,266)		45,500,568
Other assets in excess of liabilities(z) 1.5%		709,469

NET ASSETS 100.0%		$46,210,037

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $72,408 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 135

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $266,249. The aggregate value of $250,270 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	1,780	$620
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	1,190	758

Total OTC Traded (cost $2,605)							$1,378

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.900%	1,900	$725
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/ 4.900%	1,900	43
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/ 4.900%	3.84%(A)	1,900	4,603

Total OTC Swaptions (cost $0)								$5,371

Total Options Purchased (cost $2,605)								$6,749

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	1,780	$(112)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	1,190	(189)

Total OTC Traded (premiums received $689)							$(301)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.900%	2.52%(A)	3,800	$(663)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/4.900%	3.24%(A)	3,800	(8)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/4.900%	3,800	(3,574)

Total OTC Swaptions (premiums received $0)								$(4,245)

Total Options Written (premiums received $689)								$(4,546)

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
57	2 Year U.S. Treasury Notes	Dec. 2024	$11,738,883	$(100,461)
21	5 Year U.S. Treasury Notes	Dec. 2024	2,251,922	(24,602)
3	10 Year Mini Japanese Government Bonds	Dec. 2024	284,343	(436)
2	10 Year U.S. Treasury Notes	Dec. 2024	220,938	(1,190)
5	10 Year U.S. Ultra Treasury Notes	Dec. 2024	568,750	(17,364)
12	20 Year U.S. Treasury Bonds	Dec. 2024	1,415,625	(64,822)
4	Euro Schatz Index	Dec. 2024	463,556	(1,091)
8	Euro-OAT	Dec. 2024	1,084,791	(14,104)

				(224,070)

Short Positions:
31	3 Month CME SOFR	Dec. 2024	7,379,938	(10,132)
9	3 Month CME SOFR	Mar. 2025	2,151,450	11,875

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 137

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
9	3 Month CME SOFR	Jun. 2025	$2,158,538	$11,498
21	3 Month CME SOFR	Sep. 2025	5,048,138	9,057
21	3 Month CME SOFR	Dec. 2025	5,054,700	8,991
6	3 Month CME SOFR	Mar. 2026	1,445,100	(8,036)
6	3 Month CME SOFR	Jun. 2026	1,445,475	(7,207)
12	5 Year Euro-Bobl	Dec. 2024	1,542,212	16,230
34	10 Year Euro-Bund	Dec. 2024	4,874,425	80,188
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	376,875	3,498
4	British Pound Currency	Dec. 2024	322,025	7,204
29	Euro Currency	Dec. 2024	3,947,625	77,315

				200,481

				$(23,589)

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/05/24	BOA	AUD	505	$335,175	$332,420	$—	$(2,755)
British Pound,
Expiring 11/05/24	BOA	GBP	32	42,132	41,540	—	(592)
Expiring 11/05/24	CITI	GBP	1,207	1,569,355	1,556,847	—	(12,508)
Expiring 11/05/24	HSBC	GBP	156	204,840	201,767	—	(3,073)
Chinese Renminbi,
Expiring 12/18/24	BOA	CNH	789	112,096	111,216	—	(880)
Expiring 12/18/24	SSB	CNH	2,059	291,605	290,035	—	(1,570)
Euro,
Expiring 11/05/24	BOA	EUR	104	114,321	113,217	—	(1,104)
Expiring 11/05/24	BOA	EUR	91	100,244	99,286	—	(958)
Expiring 11/05/24	HSBC	EUR	955	1,049,114	1,038,919	—	(10,195)
Expiring 11/05/24	HSBC	EUR	788	866,150	857,718	—	(8,432)
Expiring 11/05/24	JPM	EUR	12,325	13,337,284	13,410,072	72,788	—
Expiring 11/05/24	MSI	EUR	82	88,919	89,312	393	—
Expiring 12/03/24	CITI	EUR	68	73,459	73,616	157	—
Israeli Shekel,
Expiring 12/18/24	JPM	ILS	209	55,624	55,998	374	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 11/05/24	BOA	JPY	91,672	$603,714	$603,733	$ 19	$—
Expiring 01/21/25	GSI	JPY	131,046	889,189	871,957	—	(17,232)
Mexican Peso,
Expiring 12/18/24	MSI	MXN	63	3,113	3,098	—	(15)
Polish Zloty,
Expiring 01/21/25	DB	PLN	280	70,739	69,798	—	(941)
Singapore Dollar,
Expiring 12/18/24	SSB	SGD	41	31,343	31,179	—	(164)
South Korean Won,
Expiring 12/18/24	MSI	KRW	48,032	36,135	35,005	—	(1,130)

				$19,874,551	$19,886,733	73,731	(61,549)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/05/24	DB	AUD	375	$258,227	$246,948	$ 11,279	$—
Expiring 11/05/24	GSI	AUD	130	90,145	85,472	4,673	—
Expiring 12/03/24	BOA	AUD	505	335,271	332,511	2,760	—
British Pound,
Expiring 11/05/24	HSBC	GBP	1,396	1,868,782	1,800,155	68,627	—
Expiring 12/03/24	CITI	GBP	1,207	1,569,304	1,556,777	12,527	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	798	580,032	574,820	5,212	—
Expiring 01/21/25	HSBC	CAD	199	145,045	143,447	1,598	—
Chinese Renminbi,
Expiring 12/18/24	MSI	CNH	10,071	1,425,451	1,418,735	6,716	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	273,723	62,918	61,451	1,467	—
Euro,
Expiring 11/05/24	GSI	EUR	207	231,677	225,383	6,294	—
Expiring 11/05/24	GSI	EUR	105	117,507	114,397	3,110	—
Expiring 11/05/24	JPM	EUR	13,769	15,404,516	14,980,657	423,859	—
Expiring 11/05/24	JPM	EUR	102	112,665	110,956	1,709	—
Expiring 11/05/24	MSI	EUR	163	180,428	177,130	3,298	—
Expiring 12/03/24	JPM	EUR	12,325	13,352,690	13,425,149	—	(72,459)
Expiring 12/03/24	SCB	EUR	114	123,287	123,958	—	(671)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 139

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 12/18/24	CITI	ILS	167	$44,556	$44,679	$—	$(123)
Japanese Yen,
Expiring 11/05/24	MSI	JPY	91,672	641,751	603,732	38,019	—
Expiring 12/03/24	BOA	JPY	91,672	605,905	605,942	—	(37)
Mexican Peso,
Expiring 12/18/24	BOA	MXN	1,311	67,739	64,977	2,762	—
Expiring 12/18/24	GSI	MXN	2,068	102,404	102,483	—	(79)
Expiring 12/18/24	JPM	MXN	817	40,795	40,483	312	—
Expiring 12/18/24	MSI	MXN	1,045	53,635	51,798	1,837	—
Expiring 12/18/24	MSI	MXN	817	40,326	40,483	—	(157)
Singapore Dollar,
Expiring 12/18/24	SCB	SGD	41	31,173	30,748	425	—
Swiss Franc,
Expiring 01/21/25	HSBC	CHF	43	50,893	50,755	138	—

				$37,537,122	$37,014,026	596,622	(73,526)

						$670,353	$(135,075)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(3,759)	$(1,944)	$(1,815)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(3,890)	(1,694)	(2,196)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(1,772)	1,940	(3,712)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(2,203)	(1,645)	(558)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	165	9	(57)	66	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	55	3	(19)	22	BARC

					$(11,612)	$(3,419)	$(8,193)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		90	0.289%	$819	$734	$85	GSI
BNP Paribas SA	12/20/24	1.000%(Q)	EUR	100	0.192%	248	124	124	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		90	0.239%	869	744	125	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		140	2.266%	(7,004)	(7,030)	26	CITI
DP World PLC	12/20/24	1.000%(Q)		100	0.678%	161	13	148	BARC
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	0.302%	896	(217)	1,113	DB
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.057%	7,118	(1,168)	8,286	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.057%	1,210	(207)	1,417	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.057%	107	25	82	BARC
Morgan Stanley	12/20/25	1.000%(Q)		90	0.254%	854	734	120	GSI
People’s Republic of China	06/20/29	1.000%(Q)		410	0.593%	7,500	4,725	2,775	JPM
Republic of Estonia	12/20/26	1.000%(Q)		50	0.267%	812	202	610	JPM
Republic of France	06/20/34	0.250%(Q)		195	0.494%	(3,716)	(4,141)	425	CITI
Republic of Italy	12/20/24	1.000%(Q)		85	0.076%	207	110	97	BARC
Republic of Italy	06/20/30	1.000%(Q)		100	0.659%	1,828	(1,621)	3,449	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	0.845%	195	55	140	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	165	0.189%	68	36	32	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	60	0.189%	24	17	7	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	55	0.189%	23	12	11	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	110	0.242%	39	54	(15)	BARC

						$12,258	$(6,799)	$19,057

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 141

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	730	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/4.637%	$(59,328)	$(66,092)	$(6,764)
AUD	65	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/4.637%	(4,391)	(6,337)	(1,946)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/4.637%	(8,931)	(10,958)	(2,027)
BRL	7,198	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/0.040%	—	(77,583)	(77,583)
BRL	4,741	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/0.040%	—	(41,935)	(41,935)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	3,202	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/0.040%	$—	$(32,854)	$(32,854)
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/3.840%	(1,107)	3,786	4,893
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/3.840%	31	(1,833)	(1,864)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/3.840%	730	1,289	559
CAD	310	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/3.840%	(2,400)	6,504	8,904
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/3.840%	(7,143)	(7,856)	(713)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/3.840%	(3,629)	1,578	5,207
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/3.840%	(4,631)	(1,865)	2,766
CAD	350	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/3.840%	(6,675)	8,719	15,394
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/3.840%	7,517	3,442	(4,075)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/3.840%	(4,665)	2,100	6,765
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/3.840%	(9,812)	(2,808)	7,004
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/0.949%	(158)	42	200
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/0.949%	(366)	(1,378)	(1,012)
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/0.949%	4,663	12,186	7,523
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/0.949%	(184)	571	755
CHF	110	03/20/34	1.258%(A)	1 Day SARON(1)(A)/0.949%	(4,218)	(8,757)	(4,539)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/0.949%	(18,512)	(12,888)	5,624
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/5.250%	—	(2,687)	(2,687)
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(5)	695	700

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 143

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$—	$575	$575
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	6	1,042	1,036
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(2)	1,812	1,814
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(4)	3,025	3,029
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	(60)	9,569	9,629
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	10,052	10,052
CNH	8,700	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	42,002	49,502	7,500
CNH	3,360	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	—	5,793	5,793
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/3.860%	—	(31,731)	(31,731)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/2.930%	(2,768)	(4,406)	(1,638)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(119,773)	(119,773)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(77,673)	(77,673)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/3.155%	692	6,767	6,075

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/3.155%	$—	$(18,408)	$(18,408)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/2.864%	—	(46,642)	(46,642)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.155%	(113)	(51,300)	(51,187)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/3.155%	683	11,191	10,508
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/3.155%	(14,119)	(15,245)	(1,126)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/2.864%	3,711	(20,285)	(23,996)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/2.864%	—	52,485	52,485
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/2.864%	(6,597)	(56,873)	(50,276)
EUR	55	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/3.155%	195	1,003	808
EUR	410	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/3.155%	11,491	13,157	1,666
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/2.864%	—	(47,346)	(47,346)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/2.864%	—	23,517	23,517
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(24,034)	(24,034)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 145

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/2.864%	$—	$55,158	$55,158
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(56,456)	(56,456)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/2.864%	—	56,420	56,420
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.062%	—	(57,715)	(57,715)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/2.864%	332	(36,429)	(36,761)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.062%	(193)	37,978	38,171
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/2.864%	5,200	(21,860)	(27,060)
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/4.950%	(5,720)	(9,891)	(4,171)
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/4.950%	(18,026)	7,887	25,913
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.950%	5,939	7,263	1,324
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/4.950%	(8,640)	12,834	21,474
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.950%	(44,290)	(58,854)	(14,564)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/4.950%	(71,888)	(88,770)	(16,882)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/4.950%	(262)	(1,872)	(1,610)
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/4.950%	(2,898)	2,036	4,934
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.950%	44,472	(123,295)	(167,767)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/4.950%	(31,380)	(95,449)	(64,069)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/4.950%	$(93,112)	$(109,309)	$(16,197)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/4.950%	76,745	88,372	11,627
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/4.950%	(2,668)	1,812	4,480
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.950%	—	(27,222)	(27,222)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/4.950%	(3,483)	(37,375)	(33,892)
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/4.950%	(142,447)	(167,149)	(24,702)
GBP	65	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/4.950%	(233)	(3,092)	(2,859)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/6.430%	—	(25,615)	(25,615)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/0.227%	—	48	48
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/0.227%	4	(8,957)	(8,961)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/0.227%	(390)	(4,154)	(3,764)
JPY	10,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/0.227%	(928)	(1,629)	(701)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.227%	—	(9,905)	(9,905)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.227%	4	(29,700)	(29,704)
JPY	60,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/0.227%	11,802	13,129	1,327
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/0.227%	23,074	23,813	739
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/0.227%	10,938	9,816	(1,122)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/0.227%	(845)	(10,039)	(9,194)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.227%	(17,060)	(12,809)	4,251
JPY	50,364	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/0.227%	4	(2,929)	(2,933)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 147

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/0.227%	$(2,712)	$(42,564)	$(39,852)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.227%	(1,354)	(20,310)	(18,956)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.227%	(5)	(6,566)	(6,561)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/0.227%	114,742	117,172	2,430
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/0.227%	9,027	9,043	16
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/0.227%	(22)	(10,030)	(10,008)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.227%	(11)	(12,833)	(12,822)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/0.227%	(102)	(20,474)	(20,372)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/0.227%	(17,222)	(28,920)	(11,698)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/0.227%	(126)	(4,021)	(3,895)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/0.227%	(6,849)	(3,148)	3,701
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/0.227%	(3,081)	(86,481)	(83,400)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/0.227%	(48,474)	(61,612)	(13,138)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/0.227%	(37,692)	(40,587)	(2,895)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/0.227%	(23,673)	(9,261)	14,412
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/0.227%	(24,470)	(55,604)	(31,134)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.227%	70,582	79,864	9,282
JPY	45,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/0.227%	3,987	3,620	(367)
KRW	700,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.430%	(19,258)	(18,355)	903

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/3.430%	$(7,876)	$(33,347)	$(25,471)
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.430%	(4,209)	3,975	8,184
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/3.430%	3,048	8,767	5,719
MXN	5,700	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/10.708%	1,494	(2,133)	(3,627)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/4.730%	2,309	(6,233)	(8,542)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/4.520%	—	(6,834)	(6,834)
PLN	2,220	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/5.840%	—	(1,147)	(1,147)
PLN	2,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/5.840%	—	(1,001)	(1,001)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/5.840%	12,027	(17,203)	(29,230)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/2.850%	(1,489)	(9,974)	(8,485)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.156%	775	(12,051)	(12,826)
THB	16,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.238%	(32,333)	(27,949)	4,384
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/2.238%	—	11,873	11,873
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/2.238%	—	8,830	8,830
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.674%	—	7,316	7,316

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 149

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/1.674%	$—	$14,815	$14,815
	4,320	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/4.900%	—	13,959	13,959
	5,740	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.900%	(154)	(3,833)	(3,679)
	4,705	09/06/25	4.200%(T)	1 Day SOFR(2)(T)/4.900%	1,660	(8,346)	(10,006)
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/4.900%	—	20,268	20,268
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.900%	37,756	17,466	(20,290)
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/4.900%	(841)	18,012	18,853
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.900%	—	(23,831)	(23,831)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/4.900%	—	49,143	49,143
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/4.900%	—	(7,250)	(7,250)
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/4.900%	—	(19,948)	(19,948)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/4.900%	—	(3,620)	(3,620)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/4.900%	—	(8,262)	(8,262)
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/4.900%	(409,132)	(407,028)	2,104
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/4.900%	—	(14,490)	(14,490)
	465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/4.900%	(2,710)	13,270	15,980
	940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.900%	412,098	402,839	(9,259)
	510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/4.900%	5,260	(11,573)	(16,833)
	800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/4.900%	3,605	7,964	4,359

					$(319,471)	$(1,481,677)	$(1,162,206)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	$11,516	$—	$11,516	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	26,546	—	26,546	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	15,286	—	15,286	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.704%	23,264	—	23,264	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(1,376)	(8)	(1,368)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(3,699)	(4)	(3,695)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(54)	—	(54)	MSI
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/3.580%	2,744	(1)	2,745	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.580%	583	(2)	585	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/3.580%	(155)	(1)	(154)	GSI

					$74,655	$(16)	$74,671

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 151

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/4.630%	JPM	12/09/24	635	$(41,326)	$—	$(41,326)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/5.050%	JPM	12/10/24	1,300	(85,654)	—	(85,654)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/5.050%	JPM	12/10/24	1,390	(82,444)	—	(82,444)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/5.060%	JPM	12/12/24	1,278	(78,733)	—	(78,733)

					$(288,157)	$—	$(288,157)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$9,525	$(19,759)	$99,102	$(301,724)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$872,299

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$1,668,439	$—
Ireland	—	1,297,463	—
Spain	—	—	35,211
United States	—	2,186,967	—
Commercial Mortgage-Backed Securities
Canada	—	9,858	—
Ireland	—	106,024	—
United Kingdom	—	331,805	—
United States	—	2,980,690	—
Corporate Bonds
Brazil	—	248,520	—
Bulgaria	—	201,212	—
Canada	—	638,649	—
China	—	30,248	—
France	—	2,053,472	—
Germany	—	522,471	—
Hong Kong	—	343,968	—
Hungary	—	202,355	—
India	—	517,778	—
Indonesia	—	200,003	—
Israel	—	170,224	—
Italy	—	201,352	—
Jamaica	—	211,775	887
Luxembourg	—	923,672	—
Malta	—	211,940	—
Mexico	—	716,464	—
Netherlands	—	195,951	—
Norway	—	156,805	—
Peru	—	14,166	—
Philippines	—	296,170	—
Portugal	—	119,423	—
South Africa	—	199,750	—
Spain	—	207,058	—
Supranational Bank	—	310,621	—
Sweden	—	103,271	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 153

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Switzerland	$—	$385,738	$—
United Arab Emirates	—	920,691	—
United Kingdom	—	2,018,093	—
United States	—	7,207,730	—
Floating Rate and Other Loans
Jamaica	—	10,187	—
United States	—	29,231	—
Municipal Bond
Louisiana	—	100,762	—
Residential Mortgage-Backed Securities
United States	—	1,574,577	—
Sovereign Bonds
Andorra	—	190,388	—
Austria	—	220,103	—
Brazil	—	675,768	—
Bulgaria	—	169,825	—
Chile	—	116,374	—
China	—	417,172	—
Colombia	—	644,500	—
Croatia	—	187,025	—
Cyprus	—	255,274	—
France	—	148,746	—
Greece	—	1,346,131	—
Hong Kong	—	149,566	—
Hungary	—	361,178	—
Indonesia	—	792,290	—
Israel	—	365,947	—
Italy	—	1,457,649	—
Latvia	—	188,433	—
Lithuania	—	192,124	—
Mexico	—	271,326	—
Panama	—	359,712	—
Peru	—	92,406	—
Philippines	—	291,959	—
Romania	—	358,263	—
Saudi Arabia	—	273,425	—
Serbia	—	331,968	—
Slovakia	—	152,013	—
Spain	—	799,522	—
United Arab Emirates	—	108,945	—
United Kingdom	—	262,224	—
U.S. Government Agency Obligation	—	12,031	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$1,158,251	$—
Affiliated Exchange-Traded Fund	2,095,249	—	—
Common Stock
Jamaica	—	—	24,849
Preferred Stock
Jamaica	—	—	11,461
Short-Term Investments
Affiliated Mutual Fund	1,154,597	—	—
Options Purchased	—	6,749	—

Total	$3,249,846	$42,182,860	$72,408

Liabilities
Options Written	$—	$(4,546)	$—

Other Financial Instruments*
Assets
Futures Contracts	$225,856	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	670,353	—
OTC Credit Default Swap Agreements	—	22,990	—
Centrally Cleared Interest Rate Swap Agreements	—	643,178	—
OTC Interest Rate Swap Agreements	—	79,939	—

Total	$225,856	$1,416,460	$—

Liabilities
Futures Contracts	$(249,445)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(135,075)	—
OTC Credit Default Swap Agreements	—	(22,344)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,805,384)	—
OTC Interest Rate Swap Agreements	—	(5,284)	—
OTC Total Return Swap Agreements	—	(288,157)	—

Total	$(249,445)	$(2,256,244)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 155

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Sovereign Bonds	24.2%
Banks	12.2
Commercial Mortgage-Backed Securities	7.4
Collateralized Loan Obligations	6.4
Affiliated Exchange-Traded Fund	4.6
Electric	4.3
Residential Mortgage-Backed Securities	3.5
Automobiles	3.0
Real Estate	2.8
Real Estate Investment Trusts (REITs)	2.7
Oil & Gas	2.7
U.S. Treasury Obligations	2.5
Affiliated Mutual Fund	2.5
Telecommunications	2.1
Commercial Services	1.7
Transportation	1.4
Pipelines	1.2
Diversified Financial Services	1.0
Home Equity Loans	1.0
Insurance	0.9
Pharmaceuticals	0.8
Media	0.7
Agriculture	0.7
Multi-National	0.7
Consumer Loans	0.7
Retail	0.6
Entertainment	0.5
Household Products/Wares	0.5
Auto Manufacturers	0.5
Foods	0.5
Investment Companies	0.4
Engineering & Construction	0.4

Home Builders	0.4%
Semiconductors	0.3
Beverages	0.3
Electronics	0.2
Aerospace & Defense	0.2
Healthcare-Products	0.2
Airlines	0.2
Municipal Bond	0.2
Packaging & Containers	0.2
Auto Parts & Equipment	0.2
Office/Business Equipment	0.2
Chemicals	0.1
Iron/Steel	0.1
Healthcare-Services	0.1
Wireless Telecommunication Services	0.1
Lodging	0.1
Gas	0.1
Building Materials	0.1
Mining	0.1
U.S. Government Agency Obligation	0.0	*
Options Purchased	0.0	*
Housewares	0.0	*

	98.5
Options Written	(0.0	)*
Other assets in excess of liabilities	1.5

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$9,525		Premiums received for OTC swap agreements	$19,743
Credit contracts	Unrealized appreciation on OTC swap agreements	19,160		Unrealized depreciation on OTC swap agreements	8,296
Foreign exchange contracts	Due from/to broker-variation margin futures	84,519*		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	670,353		Unrealized depreciation on OTC forward foreign currency exchange contracts	135,075
Interest rate contracts	Due from/to broker-variation margin futures	141,337	*	Due from/to broker-variation margin futures	249,445	*
Interest rate contracts	Due from/to broker-variation margin swaps	643,178	*	Due from/to broker-variation margin swaps	1,805,384	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	16
Interest rate contracts	Unaffiliated investments	6,749		Options written outstanding, at value	4,546
Interest rate contracts	Unrealized appreciation on OTC swap agreements	79,942		Unrealized depreciation on OTC swap agreements	293,428

		$1,654,763			$2,515,933

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 157

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$1,024,139
Foreign exchange contracts	—	—	(230,002)	(596,166)	—
Interest rate contracts	7,113	(4,124)	(73,574)	—	(290,277)

Total	$7,113	$(4,124)	$(303,576)	$(596,166)	$733,862

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$186,697
Foreign exchange contracts	—	—	(253,222)	454,751	—
Interest rate contracts	4,144	(3,857)	(192,267)	—	864,244

Total	$4,144	$(3,857)	$(445,489)	$454,751	$1,050,941

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$521
Options Written (2)	2,874,000
Futures Contracts - Long Positions (2)	25,420,116
Futures Contracts - Short Positions (2)	46,808,586
Forward Foreign Currency Exchange Contracts - Purchased (3)	16,349,348
Forward Foreign Currency Exchange Contracts - Sold (3)	33,654,983
Cross Currency Exchange Contracts (4)	63,064
Interest Rate Swap Agreements (2)	115,314,727
Credit Default Swap Agreements - Buy Protection (2)	1,084,744
Credit Default Swap Agreements - Sell Protection (2)	11,174,483
Currency Swap Agreements (2)	19,344
Total Return Swap Agreements (2)	2,225,600

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2024

Derivative Contract Type	Average Volume of Derivative Activities*
Inflation Swap Agreements (2)	$ 186,867

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$4,405	$(3,915)	$490	$—	$490
BNP	1,940	(3,712)	(1,772)	—	(1,772)
BOA	15,244	(7,701)	7,543	—	7,543
CITI	16,107	(24,467)	(8,360)	—	(8,360)
DB	12,416	(1,158)	11,258	—	11,258
GSI	16,619	(17,466)	(847)	—	(847)
HSBC	75,575	(25,399)	50,176	—	50,176
JPM	513,378	(372,148)	141,230	(141,230)	—
MSI	106,356	(2,733)	103,623	—	103,623
SCB	23,689	(671)	23,018	—	23,018
SSB	—	(1,734)	(1,734)	—	(1,734)

	$785,729	$(461,104)	$324,625	$(141,230)	$183,395

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 159

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $45,178,592)	$42,255,268
Affiliated investments (cost $3,236,363)	3,249,846
Foreign currency, at value (cost $40,020)	39,620
Unrealized appreciation on OTC forward foreign currency exchange contracts	670,353
Dividends and interest receivable	438,408
Receivable for Fund shares sold	99,322
Unrealized appreciation on OTC swap agreements	99,102
Due from Manager	40,768
Premiums paid for OTC swap agreements	9,525
Due from broker—variation margin futures	2,468
Prepaid expenses and other assets	14,102

Total Assets	46,918,782

Liabilities

Unrealized depreciation on OTC swap agreements	301,724
Unrealized depreciation on OTC forward foreign currency exchange contracts	135,075
Payable for Fund shares purchased	87,096
Audit fee payable	46,190
Dividends payable	39,701
Accrued expenses and other liabilities	24,656
Premiums received for OTC swap agreements	19,759
Shareholders’ reports fee payable	19,223
Custodian and accounting fee payable	13,588
Payable for investments purchased	9,837
Due to broker—variation margin swaps	5,182
Options written outstanding, at value (premiums received $689)	4,546
Directors’ fees payable	1,010
Affiliated transfer agent fee payable	994
Distribution fee payable	164

Total Liabilities	708,745

Net Assets	$46,210,037

Net assets were comprised of:
Common stock, at par	$54,019
Paid-in capital in excess of par	56,122,079
Total distributable earnings (loss)	(9,966,061)

Net assets, October 31, 2024	$46,210,037

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value, offering price and redemption price per share, ($593,248 ÷ 69,342 shares of common stock issued and outstanding)	$8.56
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.85

Class C

Net asset value, offering price and redemption price per share, ($44,369 ÷ 5,189 shares of common stock issued and outstanding)	$8.55

Class Z

Net asset value, offering price and redemption price per share, ($21,623,664 ÷ 2,528,907 shares of common stock issued and outstanding)	$8.55

Class R6

Net asset value, offering price and redemption price per share, ($23,948,756 ÷ 2,798,490 shares of common stock issued and outstanding)	$8.56

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 161

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$4,072,015
Affiliated dividend income	108,410
Unaffiliated dividend income	46,886
Income from securities lending, net (including affiliated income of $459)	468

Total income	4,227,779

Expenses
Management fee	457,984
Distribution fee(a)	1,914
Custodian and accounting fees	54,289
Registration fees(a)	46,327
Audit fee	46,190
Shareholders’ reports	41,575
Professional fees	40,860
Transfer agent’s fees and expenses (including affiliated expense of $6,146)(a)	32,652
Commitment fees	25,615
Interest expense	19,722
Directors’ fees	10,987
Miscellaneous	30,281

Total expenses	808,396
Less: Fee waiver and/or expense reimbursement(a)	(245,370)

Net expenses	563,026

Net investment income (loss)	3,664,753

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $99)	(3,236,105)
Futures transactions	(303,576)
Forward and cross currency contract transactions	(596,166)
Options written transactions	(4,124)
Swap agreement transactions	733,862
Foreign currency transactions	(998,698)

(4,404,807)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,457)	12,079,524
Futures	(445,489)
Forward and cross currency contracts	454,751
Options written	(3,857)
Swap agreements	1,050,941
Foreign currencies	50,080

13,185,950

Net gain (loss) on investment and foreign currency transactions	8,781,143

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,445,896

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	1,413	501	—	—
Registration fees	9,617	7,467	15,492	13,751
Transfer agent’s fees and expenses	1,466	320	23,816	7,050
Fee waiver and/or expense reimbursement	(12,123)	(7,872)	(73,972)	(151,403)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 163

PGIM Global Total Return (USD Hedged) Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,664,753	$3,417,833
Net realized gain (loss) on investment and foreign currency transactions	(4,404,807)	(1,439,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,185,950	2,301,905

Net increase (decrease) in net assets resulting from operations	12,445,896	4,280,692

Dividends and Distributions

Distributions from distributable earnings
Class A	(14,909)	(20,492)
Class C	(1,074)	(2,273)
Class Z	(475,963)	(295,803)
Class R6	(2,198,164)	(3,808,260)

	(2,690,110)	(4,126,828)

Tax return of capital distributions
Class A	(5,608)	(1,739)
Class C	(404)	(193)
Class Z	(179,011)	(25,095)
Class R6	(826,738)	(323,086)

	(1,011,761)	(350,113)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	36,048,165	42,782,589
Net asset value of shares issued in reinvestment of dividends and distributions	3,107,979	4,476,015
Cost of shares purchased	(98,883,762)	(24,605,971)

Net increase (decrease) in net assets from Fund share transactions	(59,727,618)	22,652,633

Total increase (decrease)	(50,983,593)	22,456,384

Net Assets:

Beginning of year	97,193,630	74,737,246

End of year	$46,210,037	$97,193,630

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights

Class A Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.90		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.29		0.20	0.15	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.66		0.16		(2.03)	(0.27)	0.30
Total from investment operations	0.97		0.45		(1.83)	(0.12)	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.37)		(0.35)	(0.26)	(0.28)
Tax return of capital distributions	(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-	-	(0.11)
Total dividends and distributions	(0.31)		(0.40)		(0.35)	(0.26)	(0.53)
Net asset value, end of year	$8.56		$7.90		$7.85	$10.03	$10.41
Total Return(b):	12.24%		5.69%		(18.63)%	(1.22)%	5.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$593		$469		$465	$841	$729
Average net assets (000)	$565		$451		$570	$825	$1,716
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.89	%(d)	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	3.05%		2.76%		3.10%	2.96%	2.30%
Net investment income (loss)	3.65%		3.64%		2.27%	1.48%	2.03%
Portfolio turnover rate(e)	52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 165

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights  (continued)

Class C Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.89		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.23		0.14	0.08	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		0.15		(2.04)	(0.28)	0.31
Total from investment operations	0.90		0.38		(1.90)	(0.20)	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)		(0.28)	(0.18)	(0.20)
Tax return of capital distributions	(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-	-	(0.11)
Total dividends and distributions	(0.24)		(0.34)		(0.28)	(0.18)	(0.45)
Net asset value, end of year	$8.55		$7.89		$7.85	$10.03	$10.41
Total Return(b):	11.54%		4.77%		(19.24)%	(1.96)%	4.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$44		$58		$119	$139	$162
Average net assets (000)	$50		$59		$166	$150	$85
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.66	%(d)	1.64	%(d)	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	17.38%		12.14%		7.58%	10.05%	15.56%
Net investment income (loss)	2.94%		2.89%		1.54%	0.74%	1.15%
Portfolio turnover rate(e)	52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights  (continued)

Class Z Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.89		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.31		0.23	0.17	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.66		0.15		(2.04)	(0.27)	0.32
Total from investment operations	0.99		0.46		(1.81)	(0.10)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.39)		(0.37)	(0.28)	(0.31)
Tax return of capital distributions	(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-	-	(0.11)
Total dividends and distributions	(0.33)		(0.42)		(0.37)	(0.28)	(0.56)
Net asset value, end of year	$8.55		$7.89		$7.85	$10.03	$10.41
Total Return(b):	12.66%		5.82%		(18.42)%	(0.98)%	5.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21,624		$10,693		$5,442	$10,982	$8,864
Average net assets (000)	$17,134		$6,320		$7,255	$17,287	$6,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.64	%(d)	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.10%		1.03%		1.12%	1.09%	1.56%
Net investment income (loss)	3.87%		3.88%		2.53%	1.65%	2.17%
Portfolio turnover rate(e)	52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 167

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.90		$7.85		$10.04	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.32		0.24	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		0.15		(2.06)	(0.26)	0.31
Total from investment operations	0.99		0.47		(1.82)	(0.08)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.39)		(0.37)	(0.29)	(0.31)
Tax return of capital distributions	(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-	-	(0.11)
Total dividends and distributions	(0.33)		(0.42)		(0.37)	(0.29)	(0.56)
Net asset value, end of year	$8.56		$7.90		$7.85	$10.04	$10.41
Total Return(b):	12.71%		6.01%		(18.47)%	(0.82)%	5.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$23,949		$85,974		$68,712	$62,187	$30,314
Average net assets (000)	$73,848		$79,863		$73,367	$37,302	$29,230
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60	%(d)	0.59	%(d)	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.81%		0.80%		0.76%	0.89%	1.19%
Net investment income (loss)	4.04%		3.95%		2.69%	1.74%	2.25%
Portfolio turnover rate(e)	52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Global Total Return Fund (“Global Total Return”)	To seek total return, made up of current income and capital appreciation
PGIM Global Total Return (USD Hedged) Fund (“Global Total Return (USD Hedged)”)	To seek total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or

Notes to Financial Statements (continued)

not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different

Notes to Financial Statements (continued)

from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Funds entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become

Notes to Financial Statements (continued)

obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and

Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a

Notes to Financial Statements (continued)

buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Funds may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

Notes to Financial Statements (continued)

Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Funds may hold warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and

Notes to Financial Statements (continued)

realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income, and (with respect to Global Total Return) PGIM Limited (collectively the “subadviser”). With respect to Global Total Return (USD Hedged), PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Total Return	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $2 billion.	0.50%

Global Total Return (USD Hedged)	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $2 billion.	0.50

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Global Total Return - Class A	0.88%
Global Total Return - Class C	1.63
Global Total Return - Class Z	0.63
Global Total Return - Class R2	1.08
Global Total Return - Class R4	0.83
Global Total Return - Class R6	0.58

Notes to Financial Statements (continued)

Fund	Class Expense Limitation
Global Total Return (USD Hedged) - Class A	0.88%
Global Total Return (USD Hedged) - Class C	1.63
Global Total Return (USD Hedged) - Class Z	0.63
Global Total Return (USD Hedged) - Class R6	0.58

Separately, the Manager has contractually agreed that to the extent the Funds invest in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Funds in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Funds’ investment in such PGIM ETF. This waiver will be effective at any time the Funds are invested in the PGIM ETF and will remain in effect for so long as the Funds are invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Funds.

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Global Total Return has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Total Return - Class A	0.25%	0.25%	N/A	%
Global Total Return - Class C	1.00	1.00	N/A
Global Total Return - Class Z	N/A	N/A	N/A

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Total Return - Class R2	0.25%	0.25%	0.10%
Global Total Return - Class R4	N/A	N/A	0.10
Global Total Return - Class R6	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class A	0.25	0.25	N/A
Global Total Return (USD Hedged) - Class C	1.00	1.00	N/A
Global Total Return (USD Hedged) - Class Z	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class R6	N/A	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Total Return - Class A	$104,365	$2,011
Global Total Return - Class C	—	182
Global Total Return (USD Hedged) - Class A	—	—
Global Total Return (USD Hedged) - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

Notes to Financial Statements (continued)

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Total Return	$779,817,217	$1,018,812,719

Global Total Return (USD Hedged)	22,436,931	69,443,721

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Global Total Return:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investment - Affiliated Exchange-Traded Fund(1)(wa):
PGIM AAA CLO ETF

$ —	$7,319,579	$—	$49,357	$—	$7,368,936	143,700	$132,769

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$29,538,661	$763,846,475	$787,126,358	$—	$—	$6,258,778	6,258,778	$3,301,121

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)

39,033,559	345,296,233	344,336,395	(18,984)	(9,545)	39,964,868	39,984,860	152,659	(2)

$68,572,220	$1,109,142,708	$1,131,462,753	$(18,984)	$(9,545)	$46,223,646		$3,453,780

$68,572,220	$1,116,462,287	$1,131,462,753	$30,373	$(9,545)	$53,592,582		$3,586,549

Global Total Return (USD Hedged):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investment - Affiliated Exchange-Traded Fund(1)(wa):
PGIM AAA CLO ETF

$ —	$2,081,766	$—	$13,483	$—	$2,095,249	40,859	$24,070

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)

$1,547,455	$35,136,812	$35,529,670	$—	$—	$1,154,597	1,154,597	$84,340

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)

262,686	739,120	1,001,879	(26)	99	—	—	459	(2)

$1,810,141	$35,875,932	$36,531,549	$(26)	$99	$1,154,597		$84,799

$1,810,141	$37,957,698	$36,531,549	$13,457	$99	$3,249,846		$108,869

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Global Total Return (a)	$(416,149)	$416,149
Global Total Return (USD Hedged) (a)	(222)	222

(a)	Prior year post financial statement adjustments.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Global Total Return	$101,183,881	$—	$ —	$101,183,881
Global Total Return (USD Hedged)	2,690,110	—	1,011,761	3,701,871

Notes to Financial Statements (continued)

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Global Total Return	$45,967,541	$—	$79,806,992	$125,774,533
Global Total Return (USD Hedged)	4,126,828	—	350,113	4,476,941

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Global Total Return	$27,078,877	$—
Global Total Return (USD Hedged)	—	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global Total Return	$3,088,810,786	$70,732,609	$(481,218,965)	$(410,486,356)
Global Total Return (USD Hedged)	49,331,981	1,621,922	(6,316,708)	(4,694,786)

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, interest accrual on defaulted securities, straddle loss deferrals, mark-to-market of futures contracts, swaps, and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global Total Return	$711,880,000	$—
Global Total Return (USD Hedged)	5,245,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Global Total Return - Class A	900,000,000
Global Total Return - Class B	50,000,000
Global Total Return - Class C	300,000,000
Global Total Return - Class Z	8,000,000,000
Global Total Return - Class T	125,000,000
Global Total Return - Class R2	100,000,000
Global Total Return - Class R4	100,000,000
Global Total Return - Class R6	7,000,000,000
Global Total Return (USD Hedged) - Class A	200,000,000
Global Total Return (USD Hedged) - Class C	300,000,000
Global Total Return (USD Hedged) - Class Z	600,000,000
Global Total Return (USD Hedged) - Class R6	400,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global Total Return (USD Hedged)–Class C	1,263	24.3%
Global Total Return (USD Hedged)–Class Z	19,500	0.8
Global Total Return (USD Hedged)–Class R6	2,012,896	71.9

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global Total Return	—	—%
Global Total Return (USD Hedged)	2	37.3
Unaffiliated:
Global Total Return	5	67.3
Global Total Return (USD Hedged)	3	46.0

Transactions in shares of common stock were as follows:

Global Total Return:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	6,382,547	$32,912,710
Shares issued in reinvestment of dividends and distributions	1,041,134	5,362,772
Shares purchased	(9,806,493)	(50,275,734)
Net increase (decrease) in shares outstanding before conversion	(2,382,812)	(12,000,252)
Shares issued upon conversion from other share class(es)	583,192	3,001,233
Shares purchased upon conversion into other share class(es)	(748,368)	(3,856,911)
Net increase (decrease) in shares outstanding	(2,547,988)	$(12,855,930)

Year ended October 31, 2023:
Shares sold	3,767,793	$18,848,635
Shares issued in reinvestment of dividends and distributions	1,345,311	6,713,132
Shares purchased	(10,671,742)	(53,154,739)
Net increase (decrease) in shares outstanding before conversion	(5,558,638)	(27,592,972)
Shares issued upon conversion from other share class(es)	851,850	4,235,539
Shares purchased upon conversion into other share class(es)	(1,107,271)	(5,520,685)
Net increase (decrease) in shares outstanding	(5,814,059)	$(28,878,118)

Class C
Year ended October 31, 2024:
Shares sold	224,440	$1,153,111
Shares issued in reinvestment of dividends and distributions	69,981	359,386
Shares purchased	(697,069)	(3,578,229)
Net increase (decrease) in shares outstanding before conversion	(402,648)	(2,065,732)
Shares purchased upon conversion into other share class(es)	(385,720)	(1,986,345)
Net increase (decrease) in shares outstanding	(788,368)	$(4,052,077)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	411,729	$2,043,191
Shares issued in reinvestment of dividends and distributions	108,049	538,164
Shares purchased	(1,194,338)	(5,932,167)
Net increase (decrease) in shares outstanding before conversion	(674,560)	(3,350,812)
Shares purchased upon conversion into other share class(es)	(321,257)	(1,596,270)
Net increase (decrease) in shares outstanding	(995,817)	$(4,947,082)

Class Z
Year ended October 31, 2024:
Shares sold	56,230,357	$290,765,477
Shares issued in reinvestment of dividends and distributions	6,746,633	34,936,496
Shares purchased	(78,746,322)	(405,927,968)
Net increase (decrease) in shares outstanding before conversion	(15,769,332)	(80,225,995)
Shares issued upon conversion from other share class(es)	536,089	2,773,809
Shares purchased upon conversion into other share class(es)	(1,578,063)	(8,331,021)
Net increase (decrease) in shares outstanding	(16,811,306)	$(85,783,207)

Year ended October 31, 2023:
Shares sold	69,270,261	$348,122,170
Shares issued in reinvestment of dividends and distributions	8,866,477	44,484,549
Shares purchased	(146,553,067)	(735,914,893)
Net increase (decrease) in shares outstanding before conversion	(68,416,329)	(343,308,174)
Shares issued upon conversion from other share class(es)	1,255,255	6,297,796
Shares purchased upon conversion into other share class(es)	(3,283,756)	(16,230,800)
Net increase (decrease) in shares outstanding	(70,444,830)	$(353,241,178)

Class R2
Year ended October 31, 2024:
Shares sold	216,451	$1,132,084
Shares issued in reinvestment of dividends and distributions	25,147	131,071
Shares purchased	(485,557)	(2,538,231)
Net increase (decrease) in shares outstanding	(243,959)	$(1,275,076)

Year ended October 31, 2023:
Shares sold	225,590	$1,132,535
Shares issued in reinvestment of dividends and distributions	34,171	172,503
Shares purchased	(270,207)	(1,349,188)
Net increase (decrease) in shares outstanding	(10,446)	$(44,150)

Notes to Financial Statements (continued)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended October 31, 2024:
Shares sold	970,392	$5,079,822
Shares issued in reinvestment of dividends and distributions	53,585	279,667
Shares purchased	(921,420)	(4,828,817)
Net increase (decrease) in shares outstanding	102,557	$530,672

Year ended October 31, 2023:
Shares sold	703,023	$3,541,791
Shares issued in reinvestment of dividends and distributions	60,922	308,043
Shares purchased	(956,751)	(4,827,447)
Net increase (decrease) in shares outstanding	(192,806)	$(977,613)

Class R6
Year ended October 31, 2024:
Shares sold	83,258,500	$433,604,088
Shares issued in reinvestment of dividends and distributions	10,688,320	55,716,970
Shares purchased	(106,682,962)	(553,376,288)
Net increase (decrease) in shares outstanding before conversion	(12,736,142)	(64,055,230)
Shares issued upon conversion from other share class(es)	1,733,037	9,197,430
Shares purchased upon conversion into other share class(es)	(153,278)	(798,195)
Net increase (decrease) in shares outstanding	(11,156,383)	$(55,655,995)

Year ended October 31, 2023:
Shares sold	83,582,493	$424,346,510
Shares issued in reinvestment of dividends and distributions	13,474,590	68,009,384
Shares purchased	(176,475,165)	(891,530,066)
Net increase (decrease) in shares outstanding before conversion	(79,418,082)	(399,174,172)
Shares issued upon conversion from other share class(es)	2,823,491	14,022,182
Shares purchased upon conversion into other share class(es)	(237,969)	(1,207,762)
Net increase (decrease) in shares outstanding	(76,832,560)	$(386,359,752)

Global Total Return (USD Hedged):

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	15,904	$132,812
Shares issued in reinvestment of dividends and distributions	2,425	20,515
Shares purchased	(7,390)	(62,175)
Net increase (decrease) in shares outstanding before conversion	10,939	91,152
Shares purchased upon conversion into other share class(es)	(929)	(7,981)
Net increase (decrease) in shares outstanding	10,010	$83,171

Year ended October 31, 2023:
Shares sold	9,440	$76,719
Shares issued in reinvestment of dividends and distributions	2,751	22,230
Shares purchased	(12,058)	(97,613)
Net increase (decrease) in shares outstanding	133	$1,336

Class C
Year ended October 31, 2024:
Shares sold	924	$7,785
Shares issued in reinvestment of dividends and distributions	169	1,426
Shares purchased	(3,304)	(27,964)
Net increase (decrease) in shares outstanding	(2,211)	$(18,753)

Year ended October 31, 2023:
Shares sold	965	$7,774
Shares issued in reinvestment of dividends and distributions	305	2,466
Shares purchased	(8,972)	(70,532)
Net increase (decrease) in shares outstanding	(7,702)	$(60,292)

Class Z
Year ended October 31, 2024:
Shares sold	1,848,244	$15,615,526
Shares issued in reinvestment of dividends and distributions	76,481	648,129
Shares purchased	(751,335)	(6,481,099)
Net increase (decrease) in shares outstanding before conversion	1,173,390	9,782,556
Shares issued upon conversion from other share class(es)	930	7,981
Net increase (decrease) in shares outstanding	1,174,320	$9,790,537

Year ended October 31, 2023:
Shares sold	774,874	$6,289,087
Shares issued in reinvestment of dividends and distributions	39,795	320,757
Shares purchased	(153,572)	(1,240,474)
Net increase (decrease) in shares outstanding before conversion	661,097	5,369,370
Shares issued upon conversion from other share class(es)	27	218
Net increase (decrease) in shares outstanding	661,124	$5,369,588

Notes to Financial Statements (continued)

Global Total Return (USD Hedged) (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended October 31, 2024:
Shares sold	2,411,040	$20,292,042
Shares issued in reinvestment of dividends and distributions	289,063	2,437,909
Shares purchased	(10,784,589)	(92,312,524)
Net increase (decrease) in shares outstanding	(8,084,486)	$(69,582,573)

Year ended October 31, 2023:
Shares sold	4,494,847	$36,409,009
Shares issued in reinvestment of dividends and distributions	510,799	4,130,562
Shares purchased	(2,872,277)	(23,197,352)
Net increase (decrease) in shares outstanding before conversion	2,133,369	17,342,219
Shares purchased upon conversion into other share class(es)	(27)	(218)
Net increase (decrease) in shares outstanding	2,133,342	$17,342,001

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Global Total Return	$50,756,000	6.42%	1	$50,756,000	$—
Global Total Return (USD Hedged)	7,628,400	6.20	15	13,040,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the

Notes to Financial Statements (continued)

extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk”. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as

Notes to Financial Statements (continued)

“extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their

Notes to Financial Statements (continued)

securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Global Total Return Fund, Inc. and Shareholders of PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (constituting Prudential Global Total Return Fund, Inc., referred to hereafter as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Global Total Return Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments

[1]	PGIM Global Total Return Fund is a series of Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including

Visit our website at pgim.com/investments

investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM

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Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	4th Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, five-and ten-year period and underperformed its benchmark index over the three- year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares, 1.08% for Class R2 shares, 0.83% for Class R4 shares, and 0.58% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM Global Total Return (USD Hedged) Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return (USD Hedged) Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with each of PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIML. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses

[1]	PGIM Global Total Return (USD Hedged) Fund is a series of Prudential Global Total Return Fund, Inc.

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between each of PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and

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procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on December 12, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the

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management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	3rd Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods and underperformed its benchmark index over the three-year period.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares and 0.58% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	– Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	– Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2024